FS Credit Income Fund

Unaudited Schedule of Investments

As of July 31, 2021

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Senior Secured Loans—First Lien—14.3%
ACProducts, Inc., L+425, 0.5% Floor, 5/5/28	(d)	Building Materials	$790	$782	$786
Advantage Sales & Marketing, Inc., L+525, 0.8% Floor, 10/28/27	(d)	Advertising	852	837	858
Advisor Group, Inc., L+450, 7/31/26	(d)	Diversified Financial Services	90	87	90
AHP Health Partners, Inc., L+375, 1.0% Floor, 6/30/25	(d)	Healthcare-Services	1,175	1,143	1,177
AP Core Holdings, II LLC, L+550, 0.8% Floor, 7/21/27	(d) (e)	Media Entertainment	1,295	1,276	1,291
Apergy Corp., L+500, 1.0% Floor, 6/3/27	(d)	Oil & Gas Services	4,009	3,817	4,087
Athenahealth, Inc., L+425, 2/11/26	(d)	Software	1,776	1,776	1,778
Atlas Purchaser, Inc., L+525, 0.8% Floor, 5/8/28	(d)	Software	845	833	833
Chinos Intermediate Holdings A, Inc., PIK, 9.00%, 9/10/27	(e)	Specialty Apparel Stores	1,143	1,193	1,249
Colorado Buyer, Inc., L+300, 1.0% Floor, 5/1/24	(d) (e)	Telecommunications	1,285	1,258	1,261
Digicel International Finance Limited, L+325, 5/28/24	(d)	Telecommunications	1,053	932	1,006
East Valley Tourist Development Authority, L+845, 1.0% Floor, 8/26/21	(d)	Entertainment	2,500	2,500	2,475
East Valley Tourist Development Authority, L+845, 1.0% Floor, 8/26/21	(d) (g)	Entertainment	2,500	2,500	2,500
East Valley Tourist Development Authority, L+800, 1.0% Floor, 3/7/22	(d)	Entertainment	1,424	1,421	1,410
Endure Digital Inc., L+325, 2/10/26	(d) (e)	Internet	1,060	921	933
Europcar Mobility Group, E+450, 6/9/23	(d) (e)	Commercial Services	€735	864	871
Franklin UK Bidco Limited, E+525, 12/18/26	(d) (e)	Software	530	637	629
Gateway Casinos & Entertainment Limited, PIK, 3.00%, 12/1/23		Entertainment	$628	564	628
Gordian Medical, Inc., L+625, 0.8% Floor, 3/29/27	(d)	Healthcare-Services	830	814	827
Green Energy Partners/Stonewall, LLC, L+550, 1.0% Floor, 11/12/21	(d)	Electric	479	457	441
Hummel Station, LLC, L+375, 4/27/22	(d)	Oil & Gas	794	755	752
Hummel Station, LLC, L+600, 1.0% Floor, 10/27/22	(d)	Oil & Gas	65	62	62
Hummel Station, LLC, L+600, 1.0% Floor, 10/27/22	(d)	Oil & Gas	159	150	151
Hummel Station, LLC, L+375, 4/27/22	(d)	Oil & Gas	53	50	50
Hummel Station, LLC, L+375, 4/27/22	(d) (g)	Oil & Gas	13	13	13
Hummel Station, LLC, L+375, 4/27/22	(d)	Oil & Gas	47	43	43
Hummel Station, LLC, L+375, 4/27/22	(d) (g)	Oil & Gas	36	36	36
Kiwi Holding IV S.a r.l., E+325, 7/29/24	(d)	Commercial Services	€870	991	988
LBM Acquisition, LLC, L+375, 0.8% Floor, 12/17/27	(d)	Building Materials	$571	566	567
LBM Acquisition, LLC, L+375, 0.8% Floor, 12/17/27	(d)	Building Materials	127	126	126
Lightstone Holdco, LLC, L+375, 1.0% Floor, 1/30/24	(d)	Electric	3,449	2,965	2,676
Lightstone Holdco, LLC, L+375, 1.0% Floor, 1/30/24	(d)	Electric	195	167	151
LogMeIn, Inc., L+475, 8/31/27	(d)	Telecommunications	333	325	332
LSF11 Skyscraper Holdco S.a r.l., PIK, 3.50%, 9/29/28		Chemicals	€406	453	481
Magenta Buyer LLC, L+500, 0.8% Floor, 7/27/28	(d) (e)	Computers	$475	473	473
Mattress Firm Inc, L+525, 1.0% Floor, 11/26/27	(d)	Home Furnishings	1,226	1,197	1,249
Milano Acquisition Corp., L+400, 0.8% Floor, 10/1/27	(d)	Pharmaceuticals	507	502	508
NCL Corp. Ltd., L+175, 1/2/24	(d)	Leisure Time	945	891	898
NCL Corp. Ltd., L+200, 1/2/24	(d)	Leisure Time	833	787	791
NCL Corp. Ltd., L+250, 1/2/24	(d)	Leisure Time	81	76	77
NCL Corp. Ltd., L+200, 1/2/24	(d) (e)	Leisure Time	1,869	1,694	1,738
Northwest Fiber, LLC, L+375, 4/30/27	(d)	Internet	1,732	1,741	1,730
Oi S.A., 1.75% Fixed, 2/26/35		Telecommunications	224	84	87
Optiv Security, Inc., L+325, 1.0% Floor, 2/1/24	(d)	Software	511	477	501
Quorum Health Corp., L+825, 1.0% Floor, 4/29/25	(d)	Healthcare-Services	1,059	1,049	1,072
Riverbed Technology, Inc., L+600, 1.0% Floor, 12/31/25	(d)	Software	815	786	772
Royal Caribbean Cruises Ltd., L+130, 4/5/24	(d) (e)	Leisure Time	4,475	4,048	4,106
Royal Caribbean Cruises Ltd., L+135, 4/5/22	(d)	Leisure Time	415	391	402
Syncsort, Inc., L+425, 0.8% Floor, 4/24/28	(d)	Software	775	771	773
Talen Energy Supply, LLC, L+375, 7/8/26	(d) (e)	Electric	380	342	349
Telemar Norte Leste SA, PIK, 1.75%, 2/26/35		Wirelines	208	78	81

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2021

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Telemar Norte Leste SA, PIK, 1.75%, 2/26/35		Wirelines	$407	$153	$159
Telemar Norte Leste SA, PIK, 1.75%, 2/26/35		Wirelines	231	87	90
Thryv, L+850, 1.0% Floor, 3/1/26	(d)	Media Entertainment	5,478	5,314	5,574
TopGolf International, Inc., L+625, 0.8% Floor, 2/8/26	(d)	Leisure Time	1,838	1,838	1,880
Torrid LLC, L+550, 0.8% Floor, 6/14/28	(d) (e)	Retail	2,485	2,465	2,482
US Radiology Specialists, Inc., L+550, 0.8% Floor, 12/10/27	(d)	Healthcare-Services	711	698	717
UTEX Industries Inc., PIK, 5.75%, 12/3/25		Miscellaneous Manufacturing	47	327	46
UTEX Industries Inc., L+700, 1.5% Floor, 12/3/24	(d)	Miscellaneous Manufacturing	84	84	85
Verscend Holding Corp., L+400, 0.5% Floor, 8/27/25	(d)	Software	683	683	683
Total Senior Secured Loans—First Lien				58,350	58,881
Unfunded Loan Commitments				(2,549)	(2,549)
Net Senior Secured Loans—First Lien				55,801	56,332
Senior Secured Loans—Second Lien—1.4%
Magenta Buyer LLC, L+825, 0.8% Floor, 4/29/29	(d) (e)	Computers	1,110	1,099	1,108
NeuStar, Inc., L+800, 1.0% Floor, 8/8/25	(d)	Computers	334	316	322
Optiv Security, Inc., L+725, 1.0% Floor, 2/1/25	(d) (e)	Computers	400	391	394
Verscend Holding Corp., L+700, 4/1/29	(d)	Software	1,030	1,010	1,040
Vine Oil & Gas LP, L+875, 0.8% Floor, 12/30/25	(d)	Oil & Gas	990	965	1,069
Vision Solutions, Inc., L+725, 0.8% Floor, 4/23/29	(d) (e)	Computers	1,550	1,536	1,551
Total Senior Secured Loans—Second Lien				5,317	5,484
Senior Secured Bonds—18.3%
Abercrombie & Fitch Management Co., 8.8%, 7/15/25	(h) (i)	Retail	1,512	1,632	1,671
Academy Ltd., 6.0%, 11/15/27	(h) (i)	Retail	736	736	793
Advantage Sales & Marketing, Inc., 6.5%, 11/15/28	(h) (i)	Advertising	2,047	2,061	2,124
AG Issuer LLC, 6.3%, 3/1/28	(h) (i)	Diversified Financial Services	884	897	929
Altice France SA, 3.4%, 1/15/28	(i)	Telecommunications	€1,210	1,314	1,415
Altice France SA, 5.1%, 1/15/29	(h) (i)	Telecommunications	$867	874	875
Altice France SA, 4.1%, 1/15/29	(i)	Telecommunications	€1,279	1,533	1,541
Altice France SA, 5.1%, 7/15/29	(h) (i)	Telecommunications	$616	616	621
Altice France SA, 5.5%, 1/15/28	(h)	Telecommunications	200	200	205
Altice France SA, 8.1%, 2/1/27	(h) (i)	Telecommunications	213	234	231
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.8%, 4/20/29	(h) (i)	Airlines	703	751	759
Arconic Corp., 6.1%, 2/15/28	(h) (i)	Mining	2,114	2,260	2,254
Avaya, Inc., 6.1%, 9/15/28	(h) (i)	Telecommunications	1,310	1,407	1,403
Calpine Corp., 5.3%, 6/1/26	(h)	Electric	176	180	182
CHS/Community Health Systems, Inc., 8.0%, 3/15/26	(h) (i)	Healthcare-Services	409	429	439
CHS/Community Health Systems, Inc., 8.0%, 12/15/27	(h) (i)	Healthcare-Services	398	436	441
Colt Merger Sub, Inc., 6.3%, 7/1/25	(h) (i)	Entertainment	631	631	667
Connect Finco SARL / Connect US Finco LLC, 6.8%, 10/1/26	(h) (i)	Telecommunications	664	684	699
Coronado Finance Pty Ltd., 10.8%, 5/15/26	(h) (i)	Coal	603	602	655
Coty, Inc., 5.0%, 4/15/26	(h) (i)	Household Products/Wares	630	630	637
Dell International LLC / EMC Corp., 8.1%, 7/15/36		Computers	335	496	522
Digicel Group 0.5 Ltd., PIK, 10.0%, 4/1/24 (8.0% Cash + 2.0% PIK)	(i)	Telecommunications	5,350	4,458	5,236
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., 8.8%, 5/25/24	(h)	Telecommunications	2,367	2,335	2,468
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.9%, 8/15/27	(e) (h)	Media Entertainment	3,005	3,005	3,111
Eagle Bulk Shipco LLC, 8.3%, 11/28/22	(i)	Transportation	870	874	897
Eagle Intermediate Global Holding BV / Ruyi US Finance LLC, 7.5%, 5/1/25	(h) (i)	Textiles	843	802	791

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2021

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.5%, 7/31/27	(h) (i)	Pharmaceuticals	$2,401	$2,565	$2,412
Endo Luxembourg Finance Co. I S.a.r.l. / Endo US, Inc., 6.1%, 4/1/29	(h) (i)	Pharmaceuticals	3,065	3,018	3,050
Frontier Communications Corp., 6.8%, 5/1/29	(h) (i)	Telecommunications	782	782	834
Frontier Communications Corp., 5.9%, 11/1/29	(i)	Telecommunications	747	756	765
Gateway Casinos & Entertainment Ltd., 8.3%, 3/1/24	(h) (i)	Entertainment	2,460	2,276	2,467
Intelsat Jackson Holdings SA, 8.0%, 2/15/24	(h) (i) (j)	Telecommunications	832	848	860
Jerrold Finco Plc, 4.9%, 1/15/26		Diversified Financial Services	£321	389	462
Jerrold Finco Plc, 5.3%, 1/15/27	(h)	Diversified Financial Services	565	773	820
Jerrold Finco Plc, 5.3%, 1/15/27	(i)	Diversified Financial Services	738	1,052	1,072
LCPR Senior Secured Financing DAC, 5.1%, 7/15/29	(h)	Media Entertainment	$227	227	233
Live Nation Entertainment, Inc., 6.5%, 5/15/27	(h) (i)	Entertainment	2,380	2,454	2,630
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.5%, 6/20/27	(h) (i)	Airlines	50	49	55
Pacific Gas and Electric Co., 3.3%, 12/1/27	(i)	Electric	100	102	102
Pacific Gas and Electric Co., 4.0%, 12/1/47	(i)	Electric	343	337	324
Pacific Gas and Electric Co., 4.6%, 7/1/30	(i)	Electric	110	120	118
Pacific Gas and Electric Co., 4.5%, 7/1/40	(i)	Electric	164	175	166
Par Pharmaceutical, Inc., 7.5%, 4/1/27	(h) (i)	Pharmaceuticals	1,628	1,720	1,663
Paysafe Finance Plc / Paysafe Holdings US Corp., 4.0%, 6/15/29	(h)	Commercial Services	227	227	221
PG&E Corp., 5.0%, 7/1/28	(i)	Electric	1,045	1,067	1,019
PG&E Corp., 5.3%, 7/1/30	(i)	Electric	867	845	847
PM General Purchaser LLC, 9.5%, 10/1/28	(h)	Auto Manufacturers	337	337	354
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.3%, 1/15/28	(h) (i)	Commercial Services	810	828	847
Royal Caribbean Cruises Ltd., 11.5%, 6/1/25	(h) (i)	Leisure Time	276	320	316
Shelf Drilling Holdings Ltd., 8.9%, 11/15/24	(h) (i)	Oil & Gas	3,700	3,635	3,806
SM Energy Co., 10.0%, 1/15/25	(h) (i)	Oil & Gas	605	666	675
SM Energy Co., 10.0%, 1/15/25	(i)	Oil & Gas	100	99	112
Solocal Group, 8.0%, 3/15/25 (3 mo. EURIBOR + 7.0%)	(k)	Internet	€109	118	110
Solocal Group, Series 8Y, 8.0%, 3/15/25 (3 mo. EURIBOR + 7.0%)	(k)	Internet	401	382	417
Talen Energy Supply LLC, 7.6%, 6/1/28	(h)	Electric	$310	310	283
Talen Energy Supply LLC, 6.6%, 1/15/28	(h) (i)	Electric	2,229	2,135	1,984
Taseko Mines Ltd., 7.0%, 2/15/26	(h) (i)	Mining	1,022	1,073	1,053
Tenet Healthcare Corp., 5.1%, 11/1/27	(h) (i)	Healthcare-Services	1,471	1,523	1,543
Transocean Phoenix 2 Ltd., 7.8%, 10/15/24	(h) (i)	Oil & Gas Services	799	820	810
Transocean Pontus Ltd., 6.1%, 8/1/25	(h) (i)	Oil & Gas	1,080	1,083	1,067
Valaris, Ltd., PIK, 12.0%, 4/30/28	(h)	Oil & Gas	3	2	3
Valaris, Ltd., Series 1145, PIK, 12.0%, 4/30/28	(i)	Oil & Gas	1,858	1,853	1,920
Vantage Drilling Intl, 9.3%, 11/15/23	(h) (i)	Oil & Gas	2,330	2,299	2,061
Vertical US Newco, Inc., 5.3%, 7/15/27	(h) (i)	Machinery-Diversified	682	717	721
Viking Cruises Ltd., 13.0%, 5/15/25	(h) (i)	Leisure Time	865	1,010	1,004
WW International, Inc., 4.5%, 4/15/29	(h) (i)	Commercial Services	691	691	702
XHR LP, 6.4%, 8/15/25	(h) (i)	Real Estate Investment Trusts	605	606	646
Yell Bondco Plc, 8.5%, 5/2/23	(i)	Internet	£155	187	108
Total Senior Secured Bonds				70,553	72,228
Unsecured Bonds—39.2%
Accor SA, 4.4% 1/30/24 (fixed, converts to FRN on 1/30/24)	(i) (l)	Lodging	€1,400	1,676	1,725
AG Merger Sub II, Inc., 10.8%, 8/1/27	(h) (i)	Diversified Financial Services	$2,087	2,251	2,311
Ahead DB Holdings LLC, 6.6%, 5/1/28	(h) (i)	Computers	1,050	1,061	1,083

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2021

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
AHP Health Partners, Inc., 5.8%, 7/15/29	(h) (i)	Healthcare-Services	$1,095	$1,098	$1,109
Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 7.5%, 3/15/26	(h) (i)	Food	416	458	455
Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.6%, 1/15/27	(h) (i)	Food	1,032	1,020	1,093
Ambience Merger Sub, Inc., 7.1%, 7/15/29	(h) (i)	Retail	552	552	560
Apache Corp., 4.9%, 11/15/27	(i)	Oil & Gas	345	361	371
Ball Corp., 4.0%, 11/15/23	(i)	Packaging & Containers	209	217	222
Barclays Plc, 6.1% 12/15/25 (fixed, converts to FRN on 12/15/25)	(i) (l)	Commercial Banks	552	596	615
Bausch Health Companies, Inc., 5.0%, 2/15/29	(h) (i)	Pharmaceuticals	448	448	424
Bausch Health Companies, Inc., 9.0%, 12/15/25	(h) (i)	Pharmaceuticals	323	353	345
Bausch Health Companies, Inc., 7.0%, 1/15/28	(h) (i)	Pharmaceuticals	1,959	2,019	2,060
Bausch Health Companies, Inc., 7.3%, 5/30/29	(h) (i)	Pharmaceuticals	298	329	309
Bausch Health Companies, Inc., 5.3%, 1/30/30	(h) (i)	Pharmaceuticals	468	471	441
Burford Capital Finance LLC, 6.1%, 8/12/25	(i)	Diversified Financial Services	585	564	617
Burford Capital Global Finance LLC, 6.3%, 4/15/28	(h) (i)	Diversified Financial Services	556	556	587
California Resources Corp., 7.1%, 2/1/26	(h) (i)	Oil & Gas	2,718	2,720	2,788
Carnival Corp., 7.6%, 3/1/26	(i)	Leisure Time	€410	544	530
Carnival Corp., 7.6%, 3/1/26	(h) (i)	Leisure Time	$3,282	3,550	3,471
CCO Holdings LLC / CCO Holdings Capital Corp., 5.5%, 5/1/26	(h) (i)	Media Entertainment	344	357	356
CCO Holdings LLC / CCO Holdings Capital Corp., 5.4%, 6/1/29	(h) (i)	Media Entertainment	3,414	3,657	3,725
Centene Corp., 3.4%, 2/15/30	(i)	Healthcare-Services	435	456	454
Centene Corp., 4.6%, 12/15/29	(i)	Healthcare-Services	428	464	470
Chemours Co., 5.8%, 11/15/28	(h) (i)	Chemicals	1,003	1,014	1,066
Chesapeake Energy Corp., 5.5%, 2/1/26	(h)	Oil & Gas	303	303	317
Chesapeake Energy Corp., 5.9%, 2/1/29	(h) (i)	Oil & Gas	1,880	2,006	2,002
Churchill Downs, Inc., 4.8%, 1/15/28	(e) (h) (i)	Entertainment	554	576	575
Colt Merger Sub, Inc., 8.1%, 7/1/27	(h) (i)	Entertainment	771	799	849
CommScope, Inc., 7.1%, 7/1/28	(h) (i)	Telecommunications	998	1,069	1,080
Cornerstone Building Brands, Inc., 6.1%, 1/15/29	(h) (i)	Building Materials	510	514	545
Coty, Inc., 6.5%, 4/15/26	(h) (i)	Household Products/Wares	589	592	593
CSC Holdings LLC, 4.6%, 12/1/30	(h) (i)	Media Entertainment	707	726	697
CSC Holdings LLC, 6.5%, 2/1/29	(h) (i)	Media Entertainment	3,329	3,613	3,681
DaVita, Inc., 4.6%, 6/1/30	(h) (i)	Healthcare-Services	990	1,020	1,025
Delta Air Lines, Inc., 3.8%, 10/28/29	(i)	Airlines	738	735	733
Deutsche Bank AG, Series #, 6.0% 10/30/25 (fixed, converts to FRN on 10/30/25)	(i) (l)	Commercial Banks	800	811	842
DT Midstream, Inc., 4.4%, 6/15/31	(h)	Pipelines	568	568	590
DT Midstream, Inc., 4.1%, 6/15/29	(h)	Pipelines	459	459	471
Dufry One B.V., 3.4%, 4/15/28	(i)	Retail	€738	864	868
Dufry One B.V., 2.0%, 2/15/27	(i)	Retail	1,335	1,511	1,491
Endeavor Energy Resources LP / EER Finance, Inc., 5.8%, 1/30/28	(h) (i)	Oil & Gas	$3,420	3,610	3,588
EQM Midstream Partners LP, 4.8%, 1/15/31	(h) (i)	Pipelines	407	409	415
EQM Midstream Partners LP, 4.5%, 1/15/29	(h) (i)	Pipelines	647	650	657
First Quantum Minerals Ltd., 6.5%, 3/1/24	(h) (i)	Mining	759	718	775
Ford Motor Co., 4.3%, 12/8/26	(i)	Auto Manufacturers	399	407	432
Ford Motor Co., 9.6%, 4/22/30	(i)	Auto Manufacturers	380	534	549
Ford Motor Credit Co. LLC, 4.3%, 1/9/27	(i)	Auto Manufacturers	222	235	240
Ford Motor Credit Co. LLC, 4.4%, 1/8/26	(i)	Auto Manufacturers	511	465	555
Ford Motor Credit Co. LLC, 5.1%, 5/3/29	(i)	Auto Manufacturers	1,903	2,029	2,157
Ford Motor Credit Co. LLC, 4.5%, 8/1/26	(i)	Auto Manufacturers	1,330	1,242	1,447
Freeport-McMoRan, Inc., 4.1%, 3/1/28	(i)	Mining	264	262	277

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2021

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Freeport-McMoRan, Inc., 4.3%, 3/1/30	(i)	Mining	$231	$229	$249
Freeport-McMoRan, Inc., 4.4%, 8/1/28		Mining	169	169	179
Freeport-McMoRan, Inc., 4.6%, 8/1/30		Mining	169	169	186
Frontier Florida LLC, Series E, 6.9%, 2/1/28	(i)	Telecommunications	1,979	1,850	2,171
Frontier North, Inc., Series G, 6.7%, 2/15/28	(i)	Telecommunications	5,029	4,791	5,487
Gates Global LLC / Gates Corp., 6.3%, 1/15/26	(h) (i)	Miscellaneous Manufacturing	619	647	645
Granite Merger Sub 2, Inc., 11.0%, 7/15/27	(h) (i)	Software	980	1,046	1,116
HCA, Inc., 5.9%, 5/1/23	(i)	Healthcare-Services	2,673	2,872	2,897
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.9%, 9/1/25	(h) (i)	Pharmaceuticals	1,199	1,216	1,304
Hexion, Inc., 7.9%, 7/15/27	(h) (i)	Chemicals	2,417	2,551	2,608
Hilton Domestic Operating Co., Inc., 5.8%, 5/1/28	(h) (i)	Lodging	749	788	807
HLF Financing Sarl LLC / Herbalife International, Inc., 4.9%, 6/1/29	(h) (i)	Pharmaceuticals	838	838	847
Intesa Sanpaolo SpA, 7.7% 9/17/25 (fixed, converts to FRN on 9/17/25)	(h) (i) (l)	Commercial Banks	244	253	280
Intesa Sanpaolo SpA, 5.9% 9/1/31 (fixed, converts to FRN on 9/1/31)	(i) (l)	Commercial Banks	€310	407	424
JPMorgan Chase & Co., Series FF, 5.0% 8/1/24 (fixed, converts to FRN on 8/01/24)	(i) (l)	Commercial Banks	$1,101	1,126	1,163
Kraft Heinz Foods Co., 3.9%, 5/15/27	(i)	Food	459	460	509
Kraft Heinz Foods Co., 4.3%, 3/1/31	(i)	Food	1,510	1,659	1,744
L Brands, Inc., 6.9%, 11/1/35	(i)	Retail	559	725	720
Laredo Petroleum, Inc., 7.8%, 7/31/29	(h) (i)	Oil & Gas	726	684	704
LD Holdings Group LLC, 6.1%, 4/1/28	(h) (i)	Diversified Financial Services	2,573	2,558	2,558
Liberty Interactive LLC, 8.3%, 2/1/30	(i)	Media Entertainment	4	5	5
LifePoint Health, Inc., 5.4%, 1/15/29	(h) (i)	Healthcare-Services	1,114	1,112	1,110
Marriott Ownership Resorts, Inc., 4.8%, 1/15/28	(i)	Lodging	751	765	761
MEDNAX, Inc., 6.3%, 1/15/27	(h) (i)	Healthcare-Services	1,234	1,270	1,302
MEDNAX, Inc., 6.3%, 1/15/27	(i)	Healthcare-Services	31	33	33
Methanex Corp., 5.3%, 12/15/29	(i)	Chemicals	1,138	1,012	1,260
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/26	(h) (i)	Oil & Gas	464	419	416
Natural Resource Partners LP/NRP Finance Corp., 9.1%, 6/30/25	(h) (i)	Coal	2,393	2,358	2,384
Netflix, Inc., 4.6%, 5/15/29	(i)	Internet	€633	881	954
New Residential Investment Corp., 6.3%, 10/15/25	(h) (i)	Real Estate Investment Trusts	$2,555	2,555	2,556
News Corp., 3.9%, 5/15/29	(h) (i)	Media Entertainment	621	621	633
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 10.8%, 6/1/28	(h) (i)	Internet	474	540	535
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 6.0%, 2/15/28	(h) (i)	Internet	551	551	543
NOVA Chemicals Corp., 4.3%, 5/15/29	(h)	Chemicals	213	213	216
NOVA Chemicals Corp., 5.3%, 6/1/27	(h) (i)	Chemicals	814	822	878
NRG Energy, Inc., 5.3%, 6/15/29	(h) (i)	Electric	618	662	664
Occidental Petroleum Corp., 3.5%, 8/15/29	(i)	Oil & Gas	1,230	1,025	1,230
Occidental Petroleum Corp., 6.5%, 9/15/36	(i)	Oil & Gas	350	342	423
Occidental Petroleum Corp., 2.7%, 2/15/23		Oil & Gas	10	9	10
Occidental Petroleum Corp., 3.5%, 6/15/25		Oil & Gas	725	602	740
Occidental Petroleum Corp., 3.4%, 4/15/26		Oil & Gas	381	321	385
Occidental Petroleum Corp., 3.0%, 2/15/27	(i)	Oil & Gas	760	635	756
Occidental Petroleum Corp., 3.2%, 8/15/26		Oil & Gas	422	314	419
Occidental Petroleum Corp., 4.3%, 8/15/39	(i)	Oil & Gas	182	143	181
Occidental Petroleum Corp., 6.6%, 9/1/30	(i)	Oil & Gas	214	242	261
OneMain Finance Corp., 6.6%, 1/15/28	(i)	Diversified Financial Services	207	206	240

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2021

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
OneMain Finance Corp., 4.0%, 9/15/30		Diversified Financial Services	$99	$99	$99
OneMain Finance Corp., 7.1%, 3/15/26	(i)	Diversified Financial Services	423	439	499
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.3%, 2/1/28	(h) (i)	Healthcare-Products	477	515	520
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.4%, 6/1/25	(h) (i)	Healthcare-Products	784	838	842
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.3%, 1/15/29	(h) (i)	Advertising	506	507	509
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.0%, 8/15/27	(h) (i)	Advertising	836	863	854
Owens & Minor, Inc., 4.5%, 3/31/29	(h) (i)	Pharmaceuticals	639	639	656
Petsmart, Inc. / Petsmart FI Co., 7.8%, 2/15/29	(h) (i)	Retail	912	956	1,001
Pitney Bowes, Inc., 6.9%, 3/15/27	(h) (i)	Office/Business Equipment	625	625	665
Pitney Bowes, Inc., 7.3%, 3/15/29	(h) (i)	Office/Business Equipment	573	573	616
Plantronics, Inc., 4.8%, 3/1/29	(h) (i)	Telecommunications	954	950	931
Playtika Holding Corp., 4.3%, 3/15/29	(h) (i)	Software	1,237	1,236	1,235
Post Holdings, Inc., 4.6%, 4/15/30	(h) (i)	Food	163	168	166
Post Holdings, Inc., 5.5%, 12/15/29	(h) (i)	Food	2,532	2,706	2,713
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., 3.6%, 3/1/29	(h) (i)	Diversified Financial Services	557	558	559
Quicken Loans, Inc., 5.3%, 1/15/28	(h) (i)	Diversified Financial Services	532	534	561
Science Applications International Corp., 4.9%, 4/1/28	(h) (i)	Computers	1,145	1,175	1,203
Sensata Technologies B.V., 4.0%, 4/15/29	(h) (i)	Electronics	728	737	749
Service Properties Trust, 5.5%, 12/15/27	(i)	Real Estate Investment Trusts	583	587	622
Shelf Drill Holdings Ltd., 8.3%, 2/15/25	(h) (i)	Oil & Gas	2,143	1,948	1,617
Signal Parent, Inc., 6.1%, 4/1/29	(h) (i)	Commercial Services	1,660	1,652	1,608
Sirius XM Radio, Inc., 5.0%, 8/1/27	(h) (i)	Media Entertainment	501	521	524
Sirius XM Radio, Inc., 5.5%, 7/1/29	(h) (i)	Media Entertainment	1,489	1,617	1,633
SM Energy Co., 6.5%, 7/15/28		Oil & Gas	323	323	322
SM Energy Co., 5.6%, 6/1/25	(i)	Oil & Gas	1,006	968	990
SoftBank Group Corp., 5.0%, 4/15/28		Telecommunications	€200	258	259
SoftBank Group Corp., 5.1%, 9/19/27	(i)	Telecommunications	$573	593	593
Southern California Edison Co., Series E, 6.3% 2/1/22 (fixed, converts to FRN on 2/1/22)	(i) (l)	Electric	848	839	862
Spectrum Brands, Inc., 5.5%, 7/15/30	(h) (i)	Household Products/Wares	1,498	1,617	1,625
Sprint Communications, Inc., 6.0%, 11/15/22	(i)	Telecommunications	872	918	925
Sprint Corp., 7.6%, 3/1/26	(i)	Telecommunications	636	737	778
Sprint Corp., 7.9%, 9/15/23	(i)	Telecommunications	763	853	864
SRC Energy, Inc., 6.3%, 12/1/25		Oil & Gas	1,153	1,134	1,192
Standard Industries, Inc., 4.4%, 7/15/30	(h) (i)	Building Materials	127	130	131
Standard Industries, Inc., 4.8%, 1/15/28	(h) (i)	Building Materials	517	538	539
Standard Industries, Inc., 3.4%, 1/15/31	(h) (i)	Building Materials	436	436	423
Sterling Entertainment Enterprises, LLC, 10.3%, 1/15/25	(f)	Media Entertainment	813	801	831
Summit Materials LLC / Summit Materials Finance Corp., 5.3%, 1/15/29	(h) (i)	Building Materials	493	521	524
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.0%, 1/15/32	(h) (i)	Pipelines	303	303	314
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.9%, 1/15/29	(i)	Pipelines	1,145	1,274	1,288
Tempur Sealy International, Inc., 4.0%, 4/15/29	(h) (i)	Household Products/Wares	687	695	706
TransDigm, Inc., 5.5%, 11/15/27	(i)	Aerospace/Defense	946	897	978
TUI Cruises GmbH, 6.5%, 5/15/26	(i)	Leisure Time	€325	393	396

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2021

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
TUI Cruises GmbH, 6.5%, 5/15/26	(h)	Leisure Time	€769	$928	$937
Uber Technologies, Inc., 6.3%, 1/15/28	(h) (i)	Internet	$1,606	1,733	1,739
Uber Technologies, Inc., 7.5%, 5/15/25	(h) (i)	Internet	442	476	474
UniCredit SpA, 5.4% 6/3/25 (fixed, converts to FRN on 6/30/25)	(i) (l)	Commercial Banks	€265	330	336
United Rentals North America, Inc., 5.3%, 1/15/30	(i)	Commercial Services	$771	840	845
United Rentals North America, Inc., 4.0%, 7/15/30	(i)	Commercial Services	146	153	152
Vail Resorts, Inc., 6.3%, 5/15/25	(h) (i)	Entertainment	299	302	318
ViacomCBS, Inc., 6.3%, 2/28/57	(i) (k)	Media Entertainment	280	318	322
Victors Merger Corp., 6.4%, 5/15/29	(h) (i)	Building Materials	875	875	881
Vistra Operations Co. LLC, 5.5%, 9/1/26	(h) (i)	Electric	21	22	22
Vistra Operations Co. LLC, 5.0%, 7/31/27	(h) (i)	Electric	904	923	936
Weatherford International Ltd., 11.0%, 12/1/24	(h) (i)	Oil & Gas Services	4,955	4,882	5,137
Western Midstream Operating LP, 4.5%, 3/1/28	(i)	Pipelines	264	208	284
Western Midstream Operating LP, 4.8%, 8/15/28	(i)	Pipelines	195	191	212
Western Midstream Operating LP, 4.4%, 2/1/25	(i)	Pipelines	111	98	116
Western Midstream Operating LP, 5.3%, 2/1/30	(i)	Pipelines	254	231	286
Western Midstream Operating LP, 4.0%, 7/1/22	(i)	Pipelines	622	634	630
Wynn Macau Ltd., 5.5%, 1/15/26	(h) (i)	Lodging	844	852	875
Wynn Macau Ltd., 5.6%, 8/26/28	(h) (i)	Lodging	838	859	860
XPO CNW, Inc., 6.7%, 5/1/34	(i)	Transportation	1,538	1,577	1,851
XPO Logistics, Inc., 6.3%, 5/1/25	(h) (i)	Transportation	416	435	442
Yum! Brands, Inc., 7.8%, 4/1/25	(h) (i)	Retail	772	840	837
ZF Europe Finance B.V., 3.0%, 10/23/29	(i)	Auto Parts & Equipment	€1,100	1,216	1,380
Total Unsecured Bonds				149,809	154,925
Collateralized Loan Obligation (CLO) / Structured Credit—31.0%
610 Funding CLO 1 Ltd., Series 2015-1A, Class CR, 4.0%, 9/21/29 (3 mo. USD LIBOR + 3.9%)	(h) (k)	USD CLO	$250	248	250
Accunia European CLO III DAC, Series 3X, Class D, 3.1%, 1/20/31 (3 mo. EURIBOR + 3.1%)	(k)	EUR CLO	€240	274	284
Accunia European CLO IV DAC, Series 4X, Class D, 3.6%, 4/20/33 (3 mo. EURIBOR + 3.6%)	(k)	EUR CLO	125	152	148
Adagio IV CLO Ltd., Series IV-A, Class ERR, 6.2%, 4/15/34 (3 mo. EURIBOR + 6.2%)	(h) (k)	EUR CLO	250	290	295
Adagio IV CLO Ltd., Series IV-A, Class FR, 8.5%, 4/15/34 (3 mo. EURIBOR + 8.5%)	(h) (k)	EUR CLO	250	285	293
AlbaCore EURO CLO II DAC, Series 2A, Class E, 6.0%, 6/15/34 (3 mo. EURIBOR + 6.0%)	(h) (k)	EUR CLO	250	284	284
Allegro CLO II-S Ltd., Series 2014-1RA, Class D, 5.9%, 10/21/28 (3 mo. USD LIBOR + 5.8%)	(h) (k)	USD CLO	$450	415	435
Allegro CLO VII Ltd., Series 2018-1X, Class D, 3.0%, 6/13/31 (3 mo. USD LIBOR + 2.9%)	(k)	USD CLO	580	525	567
ALM XVIII Ltd., Series 2016-18A, Class DR, 5.6%, 1/15/28 (3 mo. USD LIBOR + 5.5%)	(h) (k)	USD CLO	500	494	499
Ambac Assurance Corp., 8.5%, 2/1/55	(i)	USD CLO	125	127	122
Ambac Assurance Corp., 8.5%, 2/12/55	(i)	USD CLO	234	238	228
Ammc CLO 16 Ltd., Series 2015-16X, Class ER, 6.2%, 4/14/29 (3 mo. USD LIBOR + 6.1%)	(k)	USD CLO	510	503	487
Ammc CLO 19 Ltd., Series 2016-19A, Class D, 3.9%, 10/15/28 (3 mo. USD LIBOR + 3.8%)	(h) (k)	USD CLO	205	203	205
Ammc CLO 20 Ltd., Series 2017-20A, Class E, 5.9%, 4/17/29 (3 mo. USD LIBOR + 5.8%)	(h) (k)	USD CLO	250	248	243
Anchorage Capital CLO 1-R Ltd., Series 2018-1RA, Class E, 5.6%, 4/13/31 (3 mo. USD LIBOR + 5.5%)	(h) (k)	USD CLO	525	511	513
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class E, 5.6%, 1/28/31 (3 mo. USD LIBOR + 5.5%)	(h) (k)	USD CLO	485	474	474
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class D, 2.7%, 1/28/31 (3 mo. USD LIBOR + 2.6%)	(h) (k)	USD CLO	250	239	245
Anchorage Capital CLO 5-R Ltd., Series 2014-5RA, Class E, 5.5%, 1/15/30 (3 mo. USD LIBOR + 5.4%)	(h) (k)	USD CLO	545	532	540

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2021

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Anchorage Capital CLO 8 Ltd., Series 2016-8A, Class ER, 5.9%, 7/28/28 (3 mo. USD LIBOR + 5.8%)	(h) (k)	USD CLO	$250	$244	$248
Anchorage Capital Europe CLO 3 DAC, Series 3X, Class D, 3.8%, 7/15/32 (3 mo. EURIBOR + 3.8%)	(k)	EUR CLO	€435	519	517
Anchorage Capital Europe CLO DAC, Series 4A, Class E, 5.7%, 4/25/34 (3 mo. EURIBOR + 5.7%)	(h) (k)	EUR CLO	260	305	303
Anchorage Credit Funding 10 Ltd., Series 2020-10A, Class EV, 7.1%, 4/25/38	(h)	USD CLO	$250	234	242
Anchorage Credit Funding 12 Ltd., Series 2020-12A, Class D, 5.9%, 10/25/38	(h)	USD CLO	295	295	296
Anchorage Credit Funding 2 Ltd., Series 2015-2A, Class ERV, 7.0%, 4/25/38	(h)	USD CLO	250	231	242
Anchorage Credit Funding 3 Ltd., Series 2016-3A, Class ER, 7.2%, 1/28/39	(h)	USD CLO	410	386	398
Anchorage Credit Funding 3 Ltd., Series 2016-3A, Class DR, 5.8%, 1/28/39	(h)	USD CLO	250	250	248
Anchorage Credit Funding 4 Ltd., Series 2016-4A, Class ER, 6.7%, 4/27/39	(h)	USD CLO	250	239	243
Anchorage Credit Funding 6 Ltd., Series 2018-6A, Class E, 6.9%, 7/25/36	(h)	USD CLO	570	546	561
Anchorage Credit Opportunities CLO 1 Ltd., Series 2019-1A, Class E, 7.7%, 1/20/32 (3 mo. USD LIBOR + 7.6%)	(h) (k)	USD CLO	290	281	289
Apex Credit CLO 2015-II Ltd., Series 2015-2A, Class ER, 6.2%, 10/17/26 (3 mo. USD LIBOR + 6.1%)	(h) (k)	USD CLO	330	329	322
Apex Credit CLO Ltd., Series 2016-1A, Class DR, 3.5%, 10/27/28 (3 mo. USD LIBOR + 3.4%)	(h) (k)	USD CLO	665	647	659
Ares European CLO IX B.V., Series 9X, Class D, 2.4%, 10/14/30 (3 mo. EURIBOR + 2.4%)	(k)	EUR CLO	€520	547	607
Ares European CLO VI B.V., Series 2013-6X, Class ER, 5.3%, 4/15/30 (3 mo. EURIBOR + 5.3%)	(k)	EUR CLO	340	381	402
Ares XL CLO Ltd., Series 2016-40A, Class DR, 6.5%, 1/15/29 (3 mo. USD LIBOR + 6.4%)	(h) (k)	USD CLO	$585	583	581
Ares XLII CLO Ltd., Series 2017-42X, Class E, 6.2%, 1/22/28 (3 mo. USD LIBOR + 6.1%)	(k)	USD CLO	550	543	543
Ares XLIV CLO Ltd., Series 2017-44A, Class DR, 7.0%, 4/15/34 (3 mo. USD LIBOR + 6.9%)	(h) (k)	USD CLO	615	606	612
Ares XLIX CLO Ltd., Series 2018-49A, Class D, 3.1%, 7/22/30 (3 mo. USD LIBOR + 3.0%)	(h) (k)	USD CLO	250	244	248
Ares XLVIII CLO, Series 2018-48A, Class D, 2.8%, 7/20/30 (3 mo. USD LIBOR + 2.7%)	(h) (k)	USD CLO	315	304	312
Ares XXXVII CLO Ltd., Series 2015-4A, Class CR, 2.8%, 10/15/30 (3 mo. USD LIBOR + 2.7%)	(h) (k)	USD CLO	250	247	248
Ares XXXVR CLO Ltd., Series 2015-35RA, Class D, 3.1%, 7/15/30 (3 mo. USD LIBOR + 3.0%)	(h) (k)	USD CLO	250	250	251
Armada Euro CLO, Series 5A, Class E, 7/28/34 (3 mo. EURIBOR + 6.0%)	(e) (h) (k)	EUR CLO	€295	347	342
ArrowMark Colorado Holdings, Series 2017-6A, Class E, 6.7%, 7/15/29 (3 mo. USD LIBOR + 6.6%)	(h) (k)	USD CLO	$280	275	273
Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class DR, 2.8%, 11/17/27 (3 mo. USD LIBOR + 2.6%)	(h) (k)	USD CLO	500	479	488
Atlas Senior Loan Fund IX Ltd., Series 2018-9A, Class D, 2.7%, 4/20/28 (3 mo. USD LIBOR + 2.6%)	(h) (k)	USD CLO	250	236	246
Atrium CDO Corp., Series 14A, Class D, 3.1%, 8/23/30 (3 mo. USD LIBOR + 3.0%)	(h) (k)	USD CDO	250	236	249
Atrium IX, Series 9A, Class ER, 6.6%, 5/28/30 (3 mo. USD LIBOR + 6.5%)	(h) (k)	USD CLO	305	303	302
Atrium XII, Series 12A, Class DR, 2.9%, 4/22/27 (3 mo. USD LIBOR + 2.8%)	(h) (k)	USD CLO	250	240	247
Atrium XII, Series 12A, Class ER, 5.4%, 4/22/27 (3 mo. USD LIBOR + 5.3%)	(h) (k)	USD CLO	250	247	248

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2021

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Avery Point III CLO Ltd., Series 2013-3A, Class E, 5.1%, 1/18/25 (3 mo. USD LIBOR + 5.0%)	(h) (k)	USD CLO	$328	$328	$327
Avery Point VI CLO Ltd., Series 2015-6A, Class E1, 5.7%, 8/5/27 (3 mo. USD LIBOR + 5.5%)	(h) (k)	USD CLO	500	486	486
Avery Point VII CLO Ltd., Series 2015-7A, Class F, 8.1%, 1/15/28 (3 mo. USD LIBOR + 8.0%)	(h) (k)	USD CLO	250	233	233
Avoca CLO XI Ltd., Series 11X, Class ER, 5.0%, 7/15/30 (3 mo. EURIBOR + 5.0%)	(k)	EUR CLO	€210	225	247
B&M CLO Ltd., Series 2014-1A, Class DR, 4.8%, 4/16/26 (3 mo. USD LIBOR + 4.7%)	(h) (k)	USD CLO	$250	249	250
Bain Capital Credit Clo 2016-2 Ltd., Series 2016-2A, Class E, 7.2%, 1/15/29 (3 mo. USD LIBOR + 7.0%)	(e) (h) (k)	USD CLO	750	740	746
Ballyrock CLO 2016-1 Ltd., Series 2016-1A, Class ER, 7.1%, 10/15/28 (3 mo. USD LIBOR + 7.0%)	(h) (k)	USD CLO	250	248	251
Ballyrock CLO 2018-1 Ltd., Series 2018-1A, Class C, 3.3%, 4/20/31 (3 mo. USD LIBOR + 3.2%)	(h) (k)	USD CLO	250	242	247
Barings CLO 2013-I Ltd., Series 2013-IA, Class ER, 5.3%, 1/20/28 (3 mo. USD LIBOR + 5.2%)	(h) (k)	USD CLO	1,255	1,228	1,234
Barings CLO Ltd. 2016-II, Series 2016-2A, Class ER, 6.6%, 7/20/28 (3 mo. USD LIBOR + 6.5%)	(h) (k)	USD CLO	250	246	250
Barings CLO Ltd. 2018-III, Series 2018-3A, Class D, 3.0%, 7/20/29 (3 mo. USD LIBOR + 2.9%)	(h) (k)	USD CLO	330	325	326
Barings CLO Ltd. 2018-III, Series 2018-3A, Class E, 5.9%, 7/20/29 (3 mo. USD LIBOR + 5.8%)	(h) (k)	USD CLO	250	242	245
Barings Euro CLO 2018-2 BV, Series 2018-2X, Class D, 3.2%, 10/15/31 (3 mo. EURIBOR + 3.2%)	(k)	EUR CLO	€920	1,080	1,092
Barings Euro CLO 2020-1 DAC, Series 2020-1X, Class E, 6.9%, 4/21/33 (3 mo. EURIBOR + 6.9%)	(k)	EUR CLO	235	287	279
Barings Euro CLO 2020-1 DAC, Series 2020-1X, Class F, 8.0%, 4/21/33 (3 mo. EURIBOR + 8.0%)	(k)	EUR CLO	100	119	117
Barings Euro CLO 2020-1 DAC, Series 2020-1A, Class E, 6.9%, 4/21/33 (3 mo. EURIBOR + 6.9%)	(h) (k)	EUR CLO	250	307	297
Battalion CLO Ltd., Series 2014-7X, Class DRR, 6.4%, 7/17/28 (3 mo. USD LIBOR + 6.3%)	(k)	USD CLO	$250	240	250
Battalion Clo XV Ltd., Series 2020-15A, Class E, 6.5%, 1/17/33 (3 mo. USD LIBOR + 6.4%)	(e) (h) (k)	USD CLO	385	386	384
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class CR, 3.8%, 7/15/29 (3 mo. USD LIBOR + 3.7%)	(h) (k)	USD CLO	250	242	248
Black Diamond CLO 2017-1 Ltd., Series 2017-1A, Class C, 4.1%, 4/24/29 (3 mo. USD LIBOR + 4.0%)	(h) (k)	USD CLO	590	581	581
BlackRock European CLO V DAC, Series 5X, Class E, 4.4%, 7/16/31 (3 mo. EURIBOR + 4.4%)	(k)	EUR CLO	€130	138	149
BlueMountain CLO 2012-2 Ltd., Series 2012-2A, Class ER2, 5.9%, 11/20/28 (3 mo. USD LIBOR + 5.8%)	(h) (k)	USD CLO	$470	464	466
BlueMountain CLO 2015-2 Ltd., Series 2015-2A, Class ER, 5.3%, 7/18/27 (3 mo. USD LIBOR + 5.2%)	(e) (h) (k)	USD CLO	340	334	334
BlueMountain Fuji Eur CLO IV DAC, Series 4X, Class D, 4.0%, 3/30/32 (3 mo. EURIBOR + 4.0%)	(k)	EUR CLO	€180	167	214
BlueMountain Fuji US CLO III Ltd., Series 2017-3A, Class D, 2.5%, 1/15/30 (3 mo. USD LIBOR + 2.4%)	(h) (k)	USD CLO	$250	237	244
BNPP IP CLO 2014-II Ltd., Series 2014-2A, Class DR, 3.6%, 10/30/25 (3 mo. USD LIBOR + 3.5%)	(h) (k)	USD CLO	280	276	276
Bosphorus CLO IV DAC, Series 4A, Class F, 6.2%, 12/15/30 (3 mo. EURIBOR + 6.2%)	(h) (k)	EUR CLO	€250	282	277
Bosphorus CLO V DAC, Series 5A, Class DE, 4.8%, 12/12/32 (3 mo. EURIBOR + 4.8%)	(h) (k)	EUR CLO	320	354	384
Brookside Mill CLO 2013-1 Ltd., SeriesMitchells & Butlers Finance Plc, Series B2 2013-1A, Class ER, 5.6%, 1/17/28 (3 mo. USD LIBOR + 5.5%)	(e) (h) (k)	USD CLO	$385	379	375
Cairn CLO III B.V., Series 2013-3X, Class F, 6.6%, 10/20/28 (6 mo. EURIBOR + 6.6%)	(k)	EUR CLO	€250	300	293

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2021

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Cairn CLO VI B.V., Series 2016-6X, Class FR, 8.3%, 7/25/29 (3 mo. EURIBOR + 8.3%)	(k)	EUR CLO	€190	$227	$224
Cairn CLO VI B.V., Series 2016-6X, Class DR, 3.1%, 7/25/29 (3 mo. EURIBOR + 3.1%)	(k)	EUR CLO	135	158	160
Cairn CLO X B.V., Series 2018-10X, Class E, 5.2%, 10/15/31 (3 mo. EURIBOR + 5.2%)	(k)	EUR CLO	130	152	152
Cairn CLO XI DAC, Series 2019-11X, Class D, 4.2%, 7/15/35 (3 mo. EURIBOR + 4.2%)	(k)	EUR CLO	625	678	747
Carlyle Global Market Strategies CLO 2013-2 Ltd., Series 2013-2A, Class DR, 2.5%, 1/18/29 (3 mo. USD LIBOR + 2.4%)	(h) (k)	USD CLO	$250	237	244
Carlyle Global Market Strategies CLO 2014-4-R Ltd., Series 2014-4RA, Class C, 3.0%, 7/15/30 (3 mo. USD LIBOR + 2.9%)	(h) (k)	USD CLO	250	250	239
Carlyle Global Market Strategies Euro CLO 2013-1 B.V., Series 2013-1X, Class DR, 5.8%, 4/15/30 (3 mo. EURIBOR + 5.8%)	(k)	EUR CLO	€260	314	305
Carlyle Global Market Strategies Euro CLO 2014-1 DAC, Series 2014-1X, Class ER, 4.9%, 7/15/31 (3 mo. EURIBOR + 4.9%)	(k)	EUR CLO	255	287	289
Carlyle Global Market Strategies Euro CLO 2015-2 DAC, Series 2015-2X, Class CR, 2.7%, 9/21/29 (3 mo. EURIBOR + 2.7%)	(k)	EUR CLO	140	163	166
Carlyle Global Market Strategies Euro CLO 2015-3 DAC, Series 2015-3X, Class C1RE, 2.6%, 7/15/30 (3 mo. EURIBOR + 2.6%)	(k)	EUR CLO	275	323	325
Carlyle Global Market Strategies Euro CLO 2020-1 DAC, Series 2020-1X, Class C, 3.3%, 4/15/33 (3 mo. EURIBOR + 3.3%)	(k)	EUR CLO	460	528	547
Carlyle Global Market Strategies Euro CLO 2020-1 DAC, Series 2020-1X, Class D, 5.4%, 4/15/33 (3 mo. EURIBOR + 5.4%)	(k)	EUR CLO	250	289	282
Carlyle US CLO 2016-4 Ltd., Series 2016-4A, Class CR, 2.9%, 10/20/27 (3 mo. USD LIBOR + 2.8%)	(h) (k)	USD CLO	$280	266	274
Catalyst Healthcare Manchester Financing Plc, Series AMBC, 2.4%, 9/30/40	(i)	GBP CLO	£253	688	753
Catamaran CLO 2014-1 Ltd., Series 2014-1A, Class CR, 3.6%, 4/22/30 (3 mo. USD LIBOR + 3.4%)	(h) (k)	USD CLO	$250	242	247
Cathedral Lake CLO 2015-2 Ltd., Series 2015-2A, Class DR, 4.2%, 7/16/29 (3 mo. USD LIBOR + 4.1%)	(h) (k)	USD CLO	250	248	247
Cent CLO 21 Ltd., Series 2014-21A, Class CR2, 3.3%, 7/27/30 (3 mo. USD LIBOR + 3.2%)	(h) (k)	USD CLO	620	600	615
CFIP CLO 2013-1 Ltd., Series 2013-1A, Class ER, 6.8%, 4/20/29 (3 mo. USD LIBOR + 6.7%)	(h) (k)	USD CLO	470	468	470
CFIP CLO 2014-1 Ltd., Series 2014-1A, Class DR, 4.2%, 7/13/29 (3 mo. USD LIBOR + 4.1%)	(h) (k)	USD CLO	495	488	495
CFIP CLO 2014-1 Ltd., Series 2014-1A, Class ER, 6.7%, 7/13/29 (3 mo. USD LIBOR + 6.6%)	(h) (k)	USD CLO	250	249	250
CFIP CLO 2017-1 Ltd., Series 2017-1A, Class C, 2.2%, 1/18/30 (3 mo. USD LIBOR + 2.1%)	(h) (k)	USD CLO	285	285	285
CIFC Funding 2013-II Ltd., Series 2013-2A, Class B1LR, 3.2%, 10/18/30 (3 mo. USD LIBOR + 3.1%)	(h) (k)	USD CLO	200	195	199
CIFC Funding 2014 Ltd., Series 2014-1A, Class DR2, 3.0%, 1/18/31 (3 mo. USD LIBOR + 2.9%)	(h) (k)	USD CLO	250	242	250
CIFC Funding 2015-V Ltd., Series 2015-5A, Class DR, 5.7%, 10/25/27 (3 mo. USD LIBOR + 5.6%)	(h) (k)	USD CLO	650	645	647
CIFC Funding 2017-I Ltd., Series 2017-1A, Class E, 6.5%, 4/23/29 (3 mo. USD LIBOR + 6.4%)	(e) (h) (k)	USD CLO	255	254	255
CIFC Funding 2018-III Ltd., Series 2018-3A, Class D, 3.0%, 7/18/31 (3 mo. USD LIBOR + 2.9%)	(h) (k)	USD CLO	250	235	249
Columbia Cent CLO 31 Ltd., Series 2021-31A, Class E, 6.7%, 4/20/34 (3 mo. USD LIBOR + 6.6%)	(h) (k)	USD CLO	514	498	506

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2021

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Contego CLO II B.V., Series 2X, Class ER, 4.7%, 11/15/26 (3 mo. EURIBOR + 5.2%)	(k)	EUR CLO	€170	$185	$201
Covenant Credit Partners CLO III Ltd., Series 2017-1A, Class D, 3.9%, 10/15/29 (3 mo. USD LIBOR + 3.8%)	(h) (k)	USD CLO	$1,170	1,151	1,156
Crown Point CLO IV Ltd., Series 2018-4A, Class D, 2.9%, 4/20/31 (3 mo. USD LIBOR + 2.8%)	(h) (k)	USD CLO	285	265	278
Cumberland Park CLO Ltd., Series 2015-2A, Class ER, 5.8%, 7/20/28 (3 mo. USD LIBOR + 5.7%)	(h) (k)	USD CLO	250	249	250
CVC Cordatus Loan Fund III DAV, Series 3X, Class ERR, 4.9%, 8/15/32 (3 mo. EURIBOR + 4.9%)	(k)	EUR CLO	€145	147	167
CVC Cordatus Loan Fund X DAC, Series 10X, Class D, 2.5%, 1/27/31 (3 mo. EURIBOR + 2.5%)	(k)	EUR CLO	190	205	220
CVC Cordatus Loan Fund XV DAC, Series 15A, Class D, 3.8%, 8/26/32 (3 mo. EURIBOR + 3.8%)	(h) (k)	EUR CLO	250	283	297
CVP Cascade CLO-1 Ltd., Series 2013-CLO1, Class C, 3.6%, 1/16/26 (3 mo. USD LIBOR + 3.5%)	(h) (k)	USD CLO	$517	515	517
Denali Capital CLO X Ltd., Series 2013-1A, Class B2LR, 4.9%, 10/26/27 (3 mo. USD LIBOR + 4.8%)	(e) (h) (k)	USD CLO	200	197	191
Denali Capital CLO XI Ltd., Series 2015-1A, Class DR, 5.7%, 10/20/28 (3 mo. USD LIBOR + 5.6%)	(h) (k)	USD CLO	750	723	722
Dorchester Park CLO DAC, Series 2015-1A, Class FR, 6.8%, 4/20/28 (3 mo. USD LIBOR + 6.7%)	(h) (k)	USD CLO	540	519	520
Dryden 29 Euro CLO 2013 B.V., Series 2013-29X, Class DRR, 2.6%, 7/15/32 (3 mo. EURIBOR + 2.6%)	(k)	EUR CLO	€255	271	300
Dryden 30 Senior Loan Fund, Series 2013-30A, Class FR, 7.4%, 11/15/28 (3 mo. USD LIBOR + 7.3%)	(h) (k)	USD CLO	$250	234	237
Dryden 30 Senior Loan Fund, Series 2013-30A, Class ER, 5.9%, 11/15/28 (3 mo. USD LIBOR + 5.8%)	(h) (k)	USD CLO	250	239	246
Dryden 33 Senior Loan Fund, Series 2014-33A, Class FR2, 8.6%, 4/15/29 (3 mo. USD LIBOR + 8.5%)	(h) (k)	USD CLO	200	200	197
Dryden 51 Euro CLO 2017 B.V., Series 2017-51X, Class E, 4.9%, 7/15/31 (3 mo. EURIBOR + 4.9%)	(k)	EUR CLO	€275	327	322
Dryden 53 CLO Ltd., Series 2017-53A, Class D, 2.5%, 1/15/31 (3 mo. USD LIBOR + 2.4%)	(h) (k)	USD CLO	$250	231	244
Dryden 59 Euro CLO 2017 B.V., Series 2017-59X, Class F, 6.1%, 5/15/32 (3 mo. EURIBOR + 6.1%)	(k)	EUR CLO	€110	122	123
Dryden 59 Euro CLO 2017 B.V., Series 2017-59X, Class D1, 2.4%, 5/15/32 (3 mo. EURIBOR + 2.4%)	(k)	EUR CLO	365	389	428
Dryden 79 Euro CDO 2020 DAC, Series 2020-79X, Class E, 6.8%, 1/18/34 (3 mo. EURIBOR + 6.8%)	(k)	EUR CDO	160	195	190
Dryden XXV Senior Loan Fund, Series 2012-25A, Class DRR, 3.1%, 10/15/27 (3 mo. USD LIBOR + 3.0%)	(h) (k)	USD CLO	$250	245	250
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class DR, 2.8%, 4/15/29 (3 mo. USD LIBOR + 2.7%)	(h) (k)	USD CLO	250	238	249
East West Investment Management CLO Ltd., Series 2019-FALX, Class E, 7.5%, 1/20/33 (3 mo. USD LIBOR + 7.4%)	(k)	USD CLO	115	103	115
Elevation CLO 2013-1 Ltd., Series 2013-1A, Class D1R2, 7.8%, 8/15/32 (3 mo. USD LIBOR + 7.7%)	(h) (k)	USD CLO	385	385	385
Elevation CLO 2017-7 Ltd., Series 2017-7A, Class D, 3.0%, 7/15/30 (3 mo. USD LIBOR + 2.9%)	(h) (k)	USD CLO	455	433	451
Elevation CLO 2017-8 Ltd., Series 2017-8A, Class D, 3.0%, 10/25/30 (3 mo. USD LIBOR + 2.9%)	(h) (k)	USD CLO	250	243	247
Elmwood CLO VII Ltd., Series 2020-4A, Class E, 7.2%, 1/17/34 (3 mo. USD LIBOR + 7.1%)	(h) (k)	USD CLO	250	256	252
Erna Srl, Series 1, Class B, 3.6%, 7/25/31 (3 mo. EURIBOR + 3.6%)	(k)	EUR CLO	€452	516	538
Erna Srl, Series 1, Class A, 2.3%, 7/25/31 (3 mo. EURIBOR + 2.3%)	(k)	EUR CLO	418	479	501
Euro-Galaxy VI CLO DAC, Series 2018-6X, Class E, 4.1%, 4/11/31 (3 mo. EURIBOR + 4.1%)	(k)	EUR CLO	750	834	841
Euro-Galaxy VII CLO DAC, Series 2019-7A, Class FR, 8.6%, 7/25/35 (3 mo. EURIBOR + 8.6%)	(h) (k)	EUR CLO	250	289	293

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2021

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Fair Oaks Loan Funding I DAC, Series 1A, Class ER, 6.1%, 4/15/34 (3 mo. EURIBOR + 6.1%)	(h) (k)	EUR CLO	€250	$296	$295
Flagship CLO 2014-8 Ltd., Series 2014-8A, Class DR, 3.2%, 1/16/26 (3 mo. USD LIBOR + 3.1%)	(h) (k)	USD CLO	$350	346	349
Galaxy XXIV CLO Ltd., Series 2017-24X, Class D, 2.6%, 1/15/31 (3 mo. USD LIBOR + 2.5%)	(k)	USD CLO	550	504	541
Galaxy XXVII CLO Ltd., Series 2018-27A, Class D, 2.9%, 5/16/31 (3 mo. USD LIBOR + 2.8%)	(h) (k)	USD CLO	250	229	249
Gallatin CLO IX 2018-1 Ltd., Series 2018-1A, Class D1, 3.2%, 1/21/28 (3 mo. USD LIBOR + 3.1%)	(h) (k)	USD CLO	540	531	540
Gallatin CLO IX 2018-1 Ltd., Series 2018-1A, Class E, 5.6%, 1/21/28 (3 mo. USD LIBOR + 5.5%)	(h) (k)	USD CLO	850	840	845
Gallatin CLO VIII 2017-1 Ltd., Series 2017-1A, Class E, 5.5%, 7/15/27 (3 mo. USD LIBOR + 5.4%)	(h) (k)	USD CLO	1,715	1,673	1,703
Golub Capital Partners TALF 2020-1 LLC, Series 2020-1A, Class C, 3.8%, 10/20/29 (3 mo. USD LIBOR + 3.7%)	(h) (k)	USD CLO	250	252	250
Greywolf CLO V Ltd., Series 2015-1A, Class CR, 3.1%, 1/27/31 (3 mo. USD LIBOR + 3.0%)	(h) (k)	USD CLO	500	473	494
Harvest CLO IX DAC, Series 9X, Class ER, 5.1%, 2/15/30 (3 mo. EURIBOR + 5.1%)	(k)	EUR CLO	€455	491	528
Harvest CLO X DAC, Series 10X, Class E, 4.5%, 11/15/28 (3 mo. EURIBOR + 5.0%)	(k)	EUR CLO	117	139	139
Harvest CLO XII DAC, Series 12X, Class FR, 6.6%, 11/18/30 (3 mo. EURIBOR + 6.6%)	(k)	EUR CLO	175	175	197
Harvest CLO XIV DAC, Series 14X, Class F, 6.3%, 11/18/29 (3 mo. EURIBOR + 6.3%)	(k)	EUR CLO	215	254	246
Hayfin Emerald CLO IV DAC, Series 4A, Class E, 6.5%, 2/15/33 (3 mo. EURIBOR + 6.5%)	(h) (k)	EUR CLO	250	274	297
Highbridge Loan Management 4-2014 Ltd., Series 4A-2014, Class CR, 2.7%, 1/28/30 (3 mo. USD LIBOR + 2.6%)	(h) (k)	USD CLO	$261	244	257
Highbridge Loan Management 7-2015 Ltd., Series 7A-2015, Class ER, 5.2%, 3/15/27 (3 mo. USD LIBOR + 5.0%)	(h) (k)	USD CLO	525	491	514
Jamestown CLO IX Ltd., Series 2016-9A, Class DR, 7.1%, 10/20/28 (3 mo. USD LIBOR + 6.9%)	(h) (k)	USD CLO	1,055	1,040	1,054
Jamestown CLO IX Ltd., Series 2016-9A, Class BR, 2.8%, 10/20/28 (3 mo. USD LIBOR + 2.7%)	(h) (k)	USD CLO	250	232	250
Jamestown CLO Ltd., Series 2013-2A, Class DR, 5.6%, 4/22/30 (3 mo. USD LIBOR + 5.5%)	(h) (k)	USD CLO	585	568	575
Jamestown CLO V Ltd., Series 2014-5A, Class D, 3.9%, 1/17/27 (3 mo. USD LIBOR + 3.8%)	(h) (k)	USD CLO	815	812	815
Jamestown CLO X Ltd., Series 2017-10A, Class C, 3.8%, 7/17/29 (3 mo. USD LIBOR + 3.7%)	(h) (k)	USD CLO	250	245	250
Jamestown CLO XI Ltd., Series 2018-11A, Class C, 3.4%, 7/14/31 (3 mo. USD LIBOR + 3.3%)	(h) (k)	USD CLO	750	730	750
Jamestown CLO XIV Ltd., Series 2019-14A, Class D, 7.2%, 10/20/32 (3 mo. USD LIBOR + 7.0%)	(h) (k)	USD CLO	250	252	251
Jamestown CLO XV Ltd., Series 2020-15A, Class E, 7.1%, 4/15/33 (3 mo. USD LIBOR + 7.0%)	(h) (k)	USD CLO	250	251	250
JMP Credit Advisors Clo IV Ltd., Series 2017-1A, Class D, 4.3%, 7/17/29 (3 mo. USD LIBOR + 4.2%)	(h) (k)	USD CLO	610	598	609
Jubilee Clo 2014-Xii B.V., Series 2014-12X, Class DRE, 2.9%, 4/15/30 (3 mo. EURIBOR + 2.9%)	(k)	EUR CLO	€350	413	414
Jubilee CLO 2014-XII B.V., Series 2014-12X, Class DR, 2.9%, 4/15/30 (3 mo. EURIBOR + 2.9%)	(k)	EUR CLO	155	175	183
Jubilee CLO 2015-XV B.V., Series 2015-15X, Class F, 5.4%, 7/12/28 (3 mo. EURIBOR + 6.0%)	(k)	USD CLO	275	323	310
Jubilee CLO 2015-XVI B.V., Series 2015-16X, Class F, 6.9%, 12/15/29 (3 mo. EURIBOR + 6.9%)	(k)	EUR CLO	250	284	282
Jubilee CLO 2017-XVIII B.V., Series 2017-18X, Class D, 3.1%, 1/15/30 (3 mo. EURIBOR + 3.1%)	(k)	EUR CLO	200	223	237

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2021

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Jubilee CLO 2018-XX B.V., Series 2018-20X, Class E, 4.6%, 7/19/31 (3 mo. EURIBOR + 4.6%)	(k)	EUR CLO	€415	$471	$477
Kingsland IX Ltd., Series 2018-9A, Class DR, 3.3%, 4/28/31 (3 mo. USD LIBOR + 3.2%)	(h) (k)	USD CLO	$725	706	706
KVK CLO 2013-1 Ltd., Series 2013-1A, Class ER, 6.1%, 1/14/28 (3 mo. USD LIBOR + 5.9%)	(h) (k)	USD CLO	500	497	500
KVK CLO 2016-1 Ltd., Series 2016-1A, Class D, 4.5%, 1/15/29 (3 mo. USD LIBOR + 4.4%)	(h) (k)	USD CLO	590	550	590
LCM XX LP, Series 20A, Class ER, 5.6%, 10/20/27 (3 mo. USD LIBOR + 5.5%)	(h) (k)	USD CLO	300	285	295
LCM XXI LP, Series 21A, Class ER, 5.9%, 4/20/28 (3 mo. USD LIBOR + 5.8%)	(h) (k)	USD CLO	570	546	556
LCM XXV LP, Series 25A, Class D, 3.6%, 7/20/30 (3 mo. USD LIBOR + 3.5%)	(h) (k)	USD CLO	300	292	293
Longfellow Place CLO Ltd., Series 2013-1A, Class DRR, 4.6%, 4/15/29 (3 mo. USD LIBOR + 4.5%)	(h) (k)	USD CLO	520	513	519
Madison Park Euro Funding XVI DAC, Series 16A, Class E, 6.0%, 5/25/34 (3 mo. EURIBOR + 6.0%)	(h) (k)	EUR CLO	€300	352	344
Madison Park Funding X Ltd., Series 2012-10A, Class ER2, 6.5%, 1/20/29 (3 mo. USD LIBOR + 6.4%)	(h) (k)	USD CLO	$500	497	496
Madison Park Funding XI Ltd., Series 2013-11A, Class DR, 3.4%, 7/23/29 (3 mo. USD LIBOR + 3.3%)	(h) (k)	USD CLO	430	422	428
Madison Park Funding XI Ltd., Series 2013-11A, Class ER, 6.6%, 7/23/29 (3 mo. USD LIBOR + 6.5%)	(h) (k)	USD CLO	815	803	816
Madison Park Funding XIII Ltd., Series 2014-13A, Class DR2, 3.0%, 4/19/30 (3 mo. USD LIBOR + 2.9%)	(h) (k)	USD CLO	365	353	363
Madison Park Funding XIII Ltd., Series 2014-13A, Class ER, 5.9%, 4/19/30 (3 mo. USD LIBOR + 5.8%)	(h) (k)	USD CLO	250	242	246
Madison Park Funding XIX Ltd., Series 2015-19A, Class ER, 6.2%, 1/22/28 (3 mo. USD LIBOR + 6.1%)	(h) (k)	USD CLO	250	234	230
Madison Park Funding XXX Ltd., Series 2018-30A, Class E, 5.1%, 4/15/29 (3 mo. USD LIBOR + 5.0%)	(h) (k)	USD CLO	755	734	736
Man GLG Euro CLO III DAC, Series 3X, Class D, 3.3%, 10/15/30 (3 mo. EURIBOR + 3.3%)	(k)	EUR CLO	€145	171	172
Man GLG US CLO, Series 2018-1A, Class CR, 3.2%, 4/22/30 (3 mo. USD LIBOR + 3.1%)	(h) (k)	USD CLO	$560	530	542
Man GLG US CLO 2018-2 Ltd., Series 2018-2A, Class CR, 3.6%, 10/15/28 (3 mo. USD LIBOR + 3.5%)	(h) (k)	USD CLO	510	508	508
Marble Point CLO XI Ltd., Series 2017-2A, Class D, 2.9%, 12/18/30 (3 mo. USD LIBOR + 2.8%)	(h) (k)	USD CLO	250	233	233
Marble Point CLO XII Ltd., Series 2018-1A, Class D, 3.1%, 7/16/31 (3 mo. USD LIBOR + 3.0%)	(h) (k)	USD CLO	250	244	240
Marble Point CLO XIV Ltd., Series 2018-2A, Class D, 3.7%, 1/20/32 (3 mo. USD LIBOR + 3.5%)	(h) (k)	USD CLO	360	349	355
Marble Point CLO XX Ltd., Series 2021-1A, Class D2, 5.2%, 4/23/34 (3 mo. USD LIBOR + 5.1%)	(h) (k)	USD CLO	360	356	357
Midocean Credit CLO IX, Series 2018-9A, Class D, 3.4%, 7/20/31 (3 mo. USD LIBOR + 3.3%)	(h) (k)	USD CLO	250	245	248
Midocean Credit CLO V, Series 2016-5A, Class ER, 5.7%, 7/19/28 (3 mo. USD LIBOR + 5.6%)	(h) (k)	USD CLO	290	285	277
Midocean Credit CLO VII, Series 2017-7A, Class D, 4.0%, 7/15/29 (3 mo. USD LIBOR + 3.9%)	(h) (k)	USD CLO	340	336	339
Midocean Credit CLO VIII, Series 2018-8A, Class D, 3.1%, 2/20/31 (3 mo. USD LIBOR + 2.9%)	(h) (k)	USD CLO	250	235	248
Mitchells & Butlers Finance Plc, Series B2, 6.0%, 12/15/30	(i)	GBP CLO	£173	269	265
Mitchells & Butlers Finance Plc, Series C1, 6.5%, 9/15/32	(i)	GBP CLO	661	1,041	1,048
Mitchells & Butlers Finance Plc, Series C2, 2.0%, 9/15/34 (3 mo. LIBOR GBP + 1.9%)	(i) (k)	GBP CLO	805	931	952
Mitchells & Butlers Finance Plc, Series D1, 2.2%, 6/15/36 (3 mo. LIBOR GBP + 2.1%)	(i) (k)	GBP CLO	273	309	312
MKS CLO 2017-2 Ltd., Series 2017-2A, Class D, 2.8%, 1/20/31 (3 mo. USD LIBOR + 2.7%)	(h) (k)	USD CLO	$535	515	522

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2021

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Mountain View CLO 2017-1 LLC, Series 2017-1A, Class D, 3.7%, 10/16/29 (3 mo. USD LIBOR + 3.6%)	(h) (k)	USD CLO	$250	$247	$247
Mountain View CLO 2017-2 LLC, Series 2017-2X, Class E, 6.1%, 1/16/31 (3 mo. USD LIBOR + 6.0%)	(k)	USD CLO	250	233	235
Mountain View CLO 2019-1 LLC, Series 2019-1X, Class E, 6.8%, 4/15/29 (3 mo. USD LIBOR + 6.7%)	(k)	USD CLO	250	243	248
MP CLO III Ltd., Series 2013-1A, Class DR, 3.2%, 10/20/30 (3 mo. USD LIBOR + 3.1%)	(h) (k)	USD CLO	250	245	245
MP CLO VII Ltd., Series 2015-1A, Class DRR, 3.1%, 10/18/28 (3 mo. USD LIBOR + 3.0%)	(h) (k)	USD CLO	250	250	246
Mulberry Street CDO II Ltd., Series 2A, Class A1W, 0.8%, 8/12/38 (6 mo. USD LIBOR + 0.6%)	(h) (k)	USD CDO	1,130	733	756
Neuberger Berman CLO XXI Ltd., Series 2016-21A, Class ER2, 6.6%, 4/20/34 (3 mo. USD LIBOR + 6.5%)	(h) (k)	USD CLO	480	470	470
Newfeet CLO 2016-1 Ltd., Series 2016-1A, Class DR, 3.1%, 4/20/28 (3 mo. USD LIBOR + 3.0%)	(h) (k)	USD CLO	700	694	701
Northwoods Capital 19 Euro DAC, Series 2020-21A, Class FR, 8.6%, 7/22/34 (3 mo. EURIBOR + 8.6%)	(h) (k)	EUR CLO	€345	405	397
Northwoods Capital 19 Euro DAC, Series 2019-19X, Class D, 4.0%, 11/25/33 (3 mo. EURIBOR + 4.0%)	(k)	EUR CLO	550	666	660
Northwoods Capital 23 Euro DAC, Series 2021-23A, Class F, 8.5%, 3/15/34 (3 mo. EURIBOR + 8.5%)	(h) (k)	EUR CLO	250	280	294
OAK Hill European Credit Partners V Designated Activity Co., Series 2016-5X, Class D, 3.6%, 2/21/30 (3 mo. EURIBOR + 3.6%)	(k)	EUR CLO	110	129	131
OAK Hill European Credit Partners V Designated Activity Co., Series 2016-5X, Class E, 6.2%, 2/21/30 (3 mo. EURIBOR + 6.2%)	(k)	EUR CLO	145	163	171
OAK Hill European Credit Partners VI DAC, Series 2017-6X, Class E, 4.6%, 1/20/32 (3 mo. EURIBOR + 4.6%)	(k)	EUR CLO	120	140	135
Oaktree CLO 2014-1, Series 2014-1A, Class CR, 4.1%, 5/13/29 (3 mo. USD LIBOR + 3.9%)	(h) (k)	USD CLO	$500	492	492
OCP CLO 2015-10 Ltd., Series 2015-10A, Class DR, 5.6%, 10/26/27 (3 mo. USD LIBOR + 5.5%)	(h) (k)	USD CLO	250	250	250
OCP Euro CLO 2020-4 DAC, Series 2020-4A, Class F, 7.5%, 1/22/33 (3 mo. EURIBOR + 7.5%)	(h) (k)	EUR CLO	€250	304	294
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class DR2, 2.6%, 1/25/31 (3 mo. USD LIBOR + 2.5%)	(h) (k)	USD CLO	$505	492	494
OZLM Funding II Ltd., Series 2012-2A, Class DR2, 6.0%, 7/30/31 (3 mo. USD LIBOR + 5.9%)	(h) (k)	USD CLO	250	236	235
OZLM Funding IV Ltd., Series 2013-4A, Class CR, 3.5%, 10/22/30 (3 mo. USD LIBOR + 3.4%)	(h) (k)	USD CLO	250	244	250
OZLM VII Ltd., Series 2014-7RA, Class CR, 3.1%, 7/17/29 (3 mo. USD LIBOR + 3.0%)	(h) (k)	USD CLO	250	240	247
OZLM VIII Ltd., Series 2014-8A, Class DRR, 6.2%, 10/17/29 (3 mo. USD LIBOR + 6.1%)	(h) (k)	USD CLO	355	340	344
OZLM VIII Ltd., Series 2014-8A, Class CRR, 3.3%, 10/17/29 (3 mo. USD LIBOR + 3.2%)	(h) (k)	USD CLO	490	472	484
OZLM XII Ltd., Series 2015-12A, Class D, 5.5%, 4/30/27 (3 mo. USD LIBOR + 5.4%)	(h) (k)	USD CLO	250	245	248
OZLM XIII Ltd., Series 2015-13A, Class D, 5.6%, 7/30/27 (3 mo. USD LIBOR + 5.5%)	(h) (k)	USD CLO	250	246	248
OZLM XIX Ltd., Series 2017-19A, Class C, 3.2%, 11/22/30 (3 mo. USD LIBOR + 3.1%)	(h) (k)	USD CLO	250	225	247
OZLM XVI Ltd., Series 2017-16A, Class C, 3.7%, 5/16/30 (3 mo. USD LIBOR + 3.6%)	(h) (k)	USD CLO	250	243	247
OZLM XX Ltd., Series 2018-20A, Class C, 3.1%, 4/20/31 (3 mo. USD LIBOR + 3.0%)	(h) (k)	USD CLO	515	497	501

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2021

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Palmer Square European CLO 2021-1 DAC, Series 2021-1A, Class E, 5.7%, 4/15/34 (3 mo. EURIBOR + 5.7%)	(h) (k)	EUR CLO	€250	$295	$294
Palmer Square Loan Funding 2019-2 Ltd., Series 2019-2A, Class D, 5.6%, 4/20/27 (3 mo. USD LIBOR + 5.5%)	(h) (k)	USD CLO	$250	230	246
Palmer Square Loan Funding 2019-3 Ltd., Series 2019-3A, Class D, 5.5%, 8/20/27 (3 mo. USD LIBOR + 5.4%)	(h) (k)	USD CLO	250	224	250
Parallel 2015-1 Ltd., Series 2015-1A, Class E, 5.3%, 7/20/27 (3 mo. USD LIBOR + 5.2%)	(h) (k)	USD CLO	755	740	698
Parallel 2017-1 Ltd., Series 2017-1A, Class DR, 3.2%, 7/20/29 (3 mo. USD LIBOR + 3.1%)	(h) (k)	USD CLO	530	513	515
Parallel 2018-1 Ltd., Series 2018-1A, Class C, 2.9%, 4/20/31 (3 mo. USD LIBOR + 2.8%)	(h) (k)	USD CLO	274	254	259
Penta CLO 2 B.V., Series 2015-2X, Class DRNE, 3.0%, 8/4/28 (6 mo. EURIBOR + 3.0%)	(k)	EUR CLO	€290	314	345
Penta CLO 3 DAC, Series 2017-3X, Class D, 2.8%, 4/17/30 (3 mo. EURIBOR + 2.8%)	(k)	EUR CLO	140	161	166
Peterborough Progress Health Plc, 5.6%, 10/2/42	(i)	GBP CLO	£607	1,058	1,041
Preferred Term Securities XXI Ltd./Preferred Term Securities XXI, Inc., 0.5%, 3/22/38 (3 mo. USD LIBOR + 0.4%)	(h) (k)	USD CDO	$824	680	655
Preferred Term Securities XXIV Ltd./Preferred Term Securities XXIV, Inc., 0.5%, 3/22/37 (3 mo. USD LIBOR + 0.4%)	(h) (k)	USD CDO	430	336	333
Preferred Term Securities XXVI Ltd./Preferred Term Securities XXVI, Inc., 0.5%, 9/22/37 (3 mo. USD LIBOR + 0.4%)	(h) (k)	USD CDO	269	218	206
Regatta X Funding Ltd., Series 2017-3A, Class D, 2.9%, 1/17/31 (3 mo. USD LIBOR + 2.8%)	(h) (k)	USD CLO	250	233	249
Regatta XI Funding Ltd., Series 2018-1A, Class D, 3.0%, 7/17/31 (3 mo. USD LIBOR + 2.9%)	(h) (k)	USD CLO	250	250	249
Romark CLO Ltd., Series 2017-1A, Class D, 6.8%, 10/23/30 (3 mo. USD LIBOR + 6.7%)	(h) (k)	USD CLO	250	243	248
Romark WM-R Ltd., Series 2018-1A, Class D, 3.2%, 4/20/31 (3 mo. USD LIBOR + 3.0%)	(h) (k)	USD CLO	250	237	237
Sculptor European CLO I DAC, Series 1X, Class FR, 8.4%, 4/18/34 (3 mo. EURIBOR + 8.4%)	(k)	EUR CLO	€350	395	397
Shackleton 2013-III CLO Ltd., Series 2013-3A, Class DR, 3.1%, 7/15/30 (3 mo. USD LIBOR + 3.0%)	(h) (k)	USD CLO	$435	417	425
Shackleton 2017-XI CLO Ltd., Series 2017-11A, Class D, 3.8%, 8/15/30 (3 mo. USD LIBOR + 3.7%)	(h) (k)	USD CLO	250	248	248
Silver Creek CLO Ltd., Series 2014-1X, Class E2R, 6.5%, 7/20/30 (3 mo. USD LIBOR + 6.4%)	(k)	USD CLO	255	252	251
Silvermore CLO Ltd., Series 2014-1A, Class C, 3.6%, 5/15/26 (3 mo. USD LIBOR + 3.5%)	(h) (k)	USD CLO	855	845	856
Smeralda SPV Srl, 5.0%, 12/22/33		EUR CLO	€989	1,185	1,175
Smeralda SPV Srl, 5.3%, 12/22/34	(f)	EUR CLO	1,502	1,708	1,834
Sound Point CLO V-R Ltd., Series 2014-1RA, Class D, 3.2%, 7/18/31 (3 mo. USD LIBOR + 3.1%)	(h) (k)	USD CLO	$250	240	243
Sound Point CLO XII Ltd., Series 2016-2A, Class DR, 4.0%, 10/20/28 (3 mo. USD LIBOR + 3.9%)	(h) (k)	USD CLO	355	356	355
Sound Point Clo XIV Ltd., Series 2016-3A, Class E, 6.8%, 1/23/29 (3 mo. USD LIBOR + 6.7%)	(h) (k)	USD CLO	285	282	282
Sound Point CLO, Ltd., Series 2015-1RA, Class D1, 3.9%, 4/15/30 (3 mo. USD LIBOR + 3.8%)	(e) (h) (k)	USD CLO	1,125	1,102	1,089
St Paul’s CLO III-R DAC, Series 3RX, Class CR, 1.6%, 1/15/32 (3 mo. EURIBOR + 1.6%)	(k)	EUR CLO	€100	95	118
St Paul’s CLO V DAC, Series 5A, Class FR, 6.6%, 8/20/30 (3 mo. EURIBOR + 6.6%)	(h) (k)	EUR CLO	535	620	605
St Paul’s CLO V DAC, Series 5X, Class DR, 3.0%, 2/20/30 (3 mo. EURIBOR + 3.0%)	(k)	EUR CLO	140	163	165

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2021

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
St Paul’s CLO XI DAC, Series 11X, Class E, 6.0%, 1/17/32 (3 mo. EURIBOR + 6.0%)	(k)	EUR CLO	€250	$268	$294
St Paul’s CLO XII DAC, Series 12X, Class D, 3.2%, 4/15/33 (3 mo. EURIBOR + 3.2%)	(k)	EUR CLO	115	126	136
Steele Creek CLO 2017-1 Ltd., Series 2017-1A, Class D, 3.0%, 10/15/30 (3 mo. USD LIBOR + 2.9%)	(h) (k)	USD CLO	$250	247	241
Sudbury Mill CLO Ltd., Series 2013-1A, Class D, 3.6%, 1/17/26 (3 mo. USD LIBOR + 3.5%)	(h) (k)	USD CLO	505	501	505
Symphony CLO XIV Ltd., Series 2014-14A, Class E, 4.7%, 7/14/26 (3 mo. USD LIBOR + 4.6%)	(h) (k)	USD CLO	250	244	246
Symphony CLO XIX Ltd., Series 2018-19X, Class E, 5.3%, 4/16/31 (3 mo. USD LIBOR + 5.2%)	(k)	USD CLO	250	236	240
Symphony CLO XIX Ltd., Series 2018-19A, Class D, 2.7%, 4/16/31 (3 mo. USD LIBOR + 2.6%)	(h) (k)	USD CLO	250	248	246
Symphony CLO XVII Ltd., Series 2016-17A, Class ER, 5.7%, 4/15/28 (3 mo. USD LIBOR + 5.6%)	(h) (k)	USD CLO	910	898	905
Symphony CLO XXII Ltd., Series 2020-22X, Class E, 6.4%, 4/18/33 (3 mo. USD LIBOR + 6.3%)	(k)	USD CLO	250	252	250
TCW CLO 2019-2 Ltd., Series 2019-2A, Class E, 7.5%, 10/20/32 (3 mo. USD LIBOR + 7.4%)	(h) (k)	USD CLO	265	265	266
THL Credit Wind River 2013-2 CLO Ltd., Series 2013-2A, Class DR, 3.1%, 10/18/30 (3 mo. USD LIBOR + 3.0%)	(h) (k)	USD CLO	250	238	243
TICP CLO III-2 Ltd., Series 2018-3R, Class E, 6.0%, 4/20/28 (3 mo. USD LIBOR + 5.9%)	(h) (k)	USD CLO	250	243	243
Tikehau CLO B.V., Series 2015-1X, Class ER, 4.6%, 8/4/28 (3 mo. EURIBOR + 4.6%)	(k)	EUR CLO	€170	198	202
Tikehau CLO B.V., Series 2015-1X, Class DR, 2.4%, 8/4/28 (3 mo. EURIBOR + 2.4%)	(k)	EUR CLO	165	192	196
Toro European CLO 2 DAC, Series 2X, Class DR, 3.3%, 10/15/30 (3 mo. EURIBOR + 3.3%)	(k)	EUR CLO	170	184	202
Toro European CLO 6 DAC, Series 6X, Class D, 4.0%, 1/12/32 (3 mo. EURIBOR + 4.0%)	(k)	EUR CLO	170	199	202
Toro European CLO 7 DAC, Series 7A, Class D, 4.5%, 2/15/34 (3 mo. EURIBOR + 4.5%)	(h) (k)	EUR CLO	595	709	711
Toro European CLO IV DAC, Series 1X, Class DR, 3.2%, 7/15/30 (3 mo. EURIBOR + 3.2%)	(k)	EUR CLO	145	159	172
Treman Park CLO Ltd., Series 2015-1A, Class FRR, 7.5%, 10/20/28 (3 mo. USD LIBOR + 7.4%)	(h) (k)	USD CLO	$250	243	248
Treman Park CLO Ltd., Series 2015-1A, Class ERR, 5.6%, 10/20/28 (3 mo. USD LIBOR + 5.5%)	(e) (h) (k)	USD CLO	1,710	1,704	1,709
Trimaran Cavu 2021-1 Ltd., Series 2021-1A, Class D, 3.6%, 4/23/32 (3 mo. USD LIBOR + 3.5%)	(h) (k)	USD CLO	250	248	250
Trinitas CLO VII Ltd., Series 2017-7A, Class D, 3.6%, 1/25/31 (3 mo. USD LIBOR + 3.5%)	(h) (k)	USD CLO	500	458	499
Trinitas CLO XIV Ltd., Series 2020-14A, Class D, 4.4%, 1/25/34 (3 mo. USD LIBOR + 4.3%)	(h) (k)	USD CLO	690	680	691
Tymon Park CLO DAC, Series 1X, Class E, 6.8%, 1/21/29 (3 mo. EURIBOR + 6.8%)	(k)	EUR CLO	€250	285	297
Tymon Park CLO Ltd., Series 1X, Class DR, 4.6%, 1/21/29 (3 mo. EURIBOR + 4.6%)	(k)	EUR CLO	100	121	119
Unique Pub Finance Co. Plc, Series M, 7.4%, 3/28/24	(i)	GBP CLO	£387	540	575
Unique Pub Finance Co. Plc, Series N, 6.5%, 3/30/32	(i)	GBP CLO	700	871	1,209
Unique Pub Finance Co. Plc, Series A4, 5.7%, 6/30/27	(i)	GBP CLO	1,246	1,910	1,947
Venture CDO Ltd., Series 2016-25A, Class D2, 4.3%, 4/20/29 (3 mo. USD LIBOR + 4.2%)	(h) (k)	USD CDO	$135	135	135
Venture XXII CLO Ltd., Series 2015-22X, Class DR, 2.9%, 1/15/31 (3 mo. USD LIBOR + 2.8%)	(k)	USD CLO	250	238	241
Venture XXIII CLO Ltd., Series 2016-23A, Class D2R2, 7/19/34 (3 mo. USD LIBOR + 5.1%)	(e) (h) (k)	USD CLO	540	533	540
Venture XXIV CDO Ltd., Series 2016-24A, Class D2, 4.2%, 10/20/28 (3 mo. USD LIBOR + 4.1%)	(h) (k)	USD CDO	530	523	530

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2021

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Venture XXIX CLO Ltd., Series 2017-29A, Class D, 4.1%, 9/7/30 (3 mo. USD LIBOR + 3.9%)	(h) (k)	USD CLO	$260	$254	$258
Vibrant CLO IV Ltd., Series 2016-4A, Class DR, 4.5%, 7/20/32 (3 mo. USD LIBOR + 4.3%)	(h) (k)	USD CLO	250	245	248
Vibrant CLO VI Ltd., Series 2017-6A, Class D, 4.0%, 6/20/29 (3 mo. USD LIBOR + 3.9%)	(h) (k)	USD CLO	250	248	250
Vibrant CLO VII Ltd., Series 2017-7A, Class C, 3.7%, 9/15/30 (3 mo. USD LIBOR + 3.6%)	(h) (k)	USD CLO	250	245	250
Vibrant CLO XII Ltd., Series 2021-12X, Class D, 7.2%, 1/20/34 (3 mo. USD LIBOR + 7.1%)	(k)	USD CLO	415	411	413
Voya CLO 2014-2 Ltd., Series 2014-2A, Class CR, 3.7%, 4/17/30 (3 mo. USD LIBOR + 3.6%)	(h) (k)	USD CLO	250	245	246
Voya CLO 2014-3 Ltd., Series 2014-3A, Class D, 5.1%, 7/25/26 (3 mo. USD LIBOR + 5.0%)	(h) (k)	USD CLO	250	249	249
Voya CLO 2015-2 Ltd., Series 2015-2A, Class DR, 3.1%, 7/23/27 (3 mo. USD LIBOR + 3.0%)	(h) (k)	USD CLO	250	240	248
Wellfleet CLO 2017-1 Ltd., Series 2017-1A, Class D, 6.2%, 4/20/29 (3 mo. USD LIBOR + 6.1%)	(e) (h) (k)	USD CLO	685	673	673
Whitebox CLO I Ltd., Series 2019-1A, Class D, 7.6%, 7/24/32 (3 mo. USD LIBOR + 7.5%)	(h) (k)	USD CLO	410	397	409
Wind River 2013-1 CLO Ltd., Series 2013-1A, Class DR, 6.4%, 7/20/30 (3 mo. USD LIBOR + 6.3%)	(h) (k)	USD CLO	510	494	492
Wind River 2016-1 CLO Ltd., Series 2016-1A, Class ER, 5.7%, 7/15/28 (3 mo. USD LIBOR + 5.6%)	(h) (k)	USD CLO	2,250	2,216	2,250
York CLO 1 Ltd., Series 2014-1A, Class ERR, 5.7%, 10/22/29 (3 mo. USD LIBOR + 5.6%)	(h) (k)	USD CLO	405	393	394
Z Capital Credit Partners CLO 2015-1 Ltd., Series 2015-1A, Class DR, 3.2%, 7/16/27 (3 mo. USD LIBOR + 3.1%)	(h) (k)	USD CLO	550	539	541
Zais CLO 2 Ltd., Series 2014-2A, Class D, 5.6%, 7/25/26 (3 mo. USD LIBOR + 5.5%)	(h) (k)	USD CLO	520	514	514
Zais CLO 5 Ltd., Series 2016-2A, Class C, 4.6%, 10/15/28 (3 mo. USD LIBOR + 4.5%)	(h) (k)	USD CLO	510	499	501
Total Collateralized Loan Obligation / Structured Credit				119,946	122,195

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Proceeds	Fair Value(c)
Convertible Bonds—1.9%
Colony Capital, Inc., 5.0% Floor, 4/15/23	(i)	Real Estate Investment Trusts	3,110	3,050	3,185
DISH Network Corp., 2.4% Floor, 3/15/24	(i)	Media	848	802	823
Liberty Interactive LLC, 4.0% Floor, 11/15/29	(i)	Telecommunications	3,823	2,914	2,925
Liberty Interactive LLC, 3.8% Floor, 2/15/30	(i)	Telecommunications	897	657	693
Total Convertible Bonds				7,423	7,626

Portfolio Company(a)	Footnotes		Principal Amount(b)	Amortized Cost	Fair Value(c)
Municipal Bonds—2.0%
City of Detroit MI, COPs, TAXABLE, 4.8%, 6/15/20	(i) (j)		249	186	208
City of Detroit MI, COPs, TAXABLE, 4.9%, 6/15/25	(i) (j)		867	649	726
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B, 5.4%, 7/1/27	(i)		330	328	331
Puerto Rico Electric Power Authority, 5.4%, 1/1/20	(i) (j) (m)		5	4	5
Puerto Rico Electric Power Authority, Series TT-RSA-1, 5.0%, 7/1/25	(i) (j) (m)		80	66	78
Puerto Rico Electric Power Authority, 5.3%, 7/1/33	(i) (j) (m)		465	368	458
Puerto Rico Electric Power Authority, 5.1%, 7/1/42	(i) (j) (m)		15	11	14
Puerto Rico Electric Power Authority, 5.3%, 7/1/27	(i) (j) (m)		145	107	143
Puerto Rico Electric Power Authority, 10.0%, 7/1/19	(i) (j) (m)		10	8	10
Puerto Rico Electric Power Authority, 10.0%, 7/1/19	(i) (j) (m)		10	8	10

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2021

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Principal Amount(b)	Amortized Cost	Fair Value(c)
Puerto Rico Electric Power Authority, 5.4%, 1/1/18	(i) (j) (m)	$30	$23	$28
Puerto Rico Electric Power Authority, 5.4%, 7/1/18	(i) (j) (m)	20	16	19
Puerto Rico Electric Power Authority, 5.0%, 7/1/42	(i) (j) (m)	10	7	9
Puerto Rico Electric Power Authority, Series NN, 5.5%, 7/1/20	(i) (j) (m)	30	30	28
Puerto Rico Electric Power Authority, Series ZZ, 5.3%, 7/1/25	(i) (j) (m)	5	4	5
Puerto Rico Electric Power Authority, 10.0%, 1/1/21	(i) (j) (m)	69	61	72
Puerto Rico Electric Power Authority, 10.0%, 7/1/21	(i) (j) (m)	69	63	72
Puerto Rico Electric Power Authority, 10.0%, 1/1/22	(i) (j) (m)	18	16	19
Puerto Rico Electric Power Authority, 10.0%, 7/1/22	(i) (j) (m)	18	16	19
Puerto Rico Electric Power Authority, Series ZZ-RSA-1, 5.3%, 7/1/19	(j) (m)	10	6	10
Puerto Rico Electric Power Authority, Series DDD-RSA-1, 5.0%, 7/1/20	(j) (m)	110	72	107
Puerto Rico Electric Power Authority, Series TT-RSA-1, 5.0%, 7/1/21	(m)	5	3	5
Puerto Rico Electric Power Authority, Series DDD-RSA-1, 5.0%, 7/1/21	(m)	60	39	59
Puerto Rico Electric Power Authority, 5.3%, 7/1/22	(j) (m)	55	35	54
Puerto Rico Electric Power Authority, Series DDD-RSA-1, 3.8%, 7/1/22	(j) (m)	5	3	5
Puerto Rico Electric Power Authority, Series UU-RSA-1, 1.0%, 7/1/25	(j) (m) (n)	25	18	23
Puerto Rico Electric Power Authority, Series ZZ-RSA-1, 5.3%, 7/1/26	(i) (j) (m)	355	274	350
Puerto Rico Electric Power Authority, 5.3%, 7/1/26	(j) (m)	160	104	158
Puerto Rico Electric Power Authority, Series TT-RSA-1, 5.0%, 7/1/27	(i) (j) (m)	35	27	34
Puerto Rico Electric Power Authority, 5.3%, 7/1/27	(j) (m)	325	212	320
Puerto Rico Electric Power Authority, 5.3%, 7/1/28	(i) (j) (m)	30	20	29
Puerto Rico Electric Power Authority, 5.4%, 7/1/28	(i) (j) (m)	1,690	1,269	1,620
Puerto Rico Electric Power Authority, 5.0%, 7/1/29	(i) (j) (m)	440	297	432
Puerto Rico Electric Power Authority, Series EEE-RSA-1, 6.0%, 7/1/30	(j) (m)	25	16	24
Puerto Rico Electric Power Authority, Series UU-RSA-1, 1.0%, 7/1/31 (3 mo. USD LIBOR*0.67 + 0.7%)	(i) (j) (k) (m)	110	79	101
Puerto Rico Electric Power Authority, Series TT-RSA-1, 5.0%, 7/1/32	(i) (j) (m)	60	46	59
Puerto Rico Electric Power Authority, 5.3%, 7/1/31	(j) (m)	120	78	118
Puerto Rico Electric Power Authority, 6.8%, 7/1/36	(i) (j) (m)	445	330	449
Puerto Rico Electric Power Authority, 5.5%, 7/1/38	(j) (m)	200	126	198
Puerto Rico Electric Power Authority, 5.3%, 7/1/35	(j) (m)	15	10	15
Puerto Rico Electric Power Authority, 7.0%, 7/1/43	(j) (m)	80	53	81
Puerto Rico Electric Power Authority, Series YY-RSA-1, 6.1%, 7/1/40	(j) (m)	195	122	188
Puerto Rico Electric Power Authority, Series EEE-RSA-1, 6.3%, 7/1/40	(j) (m)	5	3	5
Puerto Rico Electric Power Authority, Series TT-RSA-1, 5.0%, 7/1/20	(i) (j) (m)	5	4	5
Puerto Rico Electric Power Authority, Series DDD-RSA-1, 5.0%, 7/1/19	(j) (m)	10	8	10
Puerto Rico Electric Power Authority, Series UU-RSA-1, 1.0%, 7/1/20	(i) (j) (m)	110	84	99
Puerto Rico Electric Power Authority, Series VV-RSA-1, 5.5%, 7/1/20	(i) (j) (m)	15	12	15
Puerto Rico Electric Power Authority, Series ZZ-RSA-1, 5.3%, 7/1/24	(i) (j) (m)	5	4	5
Puerto Rico Electric Power Authority, 5.0%, 7/1/25	(i) (j) (m)	5	4	5
Puerto Rico Electric Power Authority, 5.0%, 7/1/28	(i) (j) (m)	25	20	24
Puerto Rico Electric Power Authority, 5.3%, 7/1/40	(i) (j) (m)	210	152	207

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2021

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Principal Amount(b)	Amortized Cost	Fair Value(c)
Puerto Rico Electric Power Authority, Series ZZ-RSA-1, 5.0%, 7/1/17	(i) (j) (m)	$15	$11	$14
Puerto Rico Electric Power Authority, Series UU-RSA-1, 1.0%, 7/1/17	(j) (m)	15	10	13
Puerto Rico Electric Power Authority, Series UU-RSA-1, 1.0%, 7/1/18	(i) (j) (m)	15	10	13
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/23	(i) (j) (m)	25	20	23
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/24	(i) (j) (m)	20	16	19
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/32	(i) (j) (m)	120	94	112
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/37	(i) (j) (m)	150	122	140
Puerto Rico Electric Power Authority, 5.5%, 7/1/21	(i) (j) (m)	45	41	42
Puerto Rico Electric Power Authority, Series ZZ, 5.3%, 7/1/26	(i) (j) (m)	20	16	19
Puerto Rico Electric Power Authority, 5.5%, 7/1/38	(i) (j) (m)	15	10	14
Puerto Rico Electric Power Authority, 5.3%, 7/1/27	(i) (j) (m)	30	21	28
Puerto Rico Highway & Transportation Auth., Series N, 5.3%, 7/1/39	(i) (j) (m)	575	518	527
Total Municipal Bonds			6,390	8,032

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Emerging Markets Debt—4.7%
Argentine Republic Government International Bond, 0.8%, 7/9/46	(i)	Sovereign	€158	65	58
Argentine Republic Government International Bond, 0.5%, 7/9/30	(i)	Sovereign	$693	348	254
Argentine Republic Government International Bond, 1.1%, 7/9/35	(i)	Sovereign	1,263	481	410
Argentine Republic Government International Bond, 2.0%, 1/9/38	(i)	Sovereign	251	118	100
Argentine Republic Government International Bond, 2.5%, 7/9/41	(i)	Sovereign	334	140	125
Argentine Republic Government International Bond, 1.1%, 7/9/46		Sovereign	704	319	237
Argentine Republic Government International Bond, 0.1%, 7/9/30	(i)	Sovereign	€1,824	845	742
Argentine Republic Government International Bond, 1.5%, 7/9/41	(i)	Sovereign	27	12	10
Argentine Republic Government International Bond, 1.5%, 1/9/38	(i)	Sovereign	23	11	10
Bahamas Government International Bond, 6.0%, 11/21/28	(i)	Sovereign	$375	341	369
Bahamas Government International Bond, 9.0%, 10/15/32	(i)	Sovereign	652	705	719
Ecuador Social Bond Sarl, 0%, 1/30/35	(i) (o)	Sovereign	421	341	340
Egypt Government International Bond, 4.8%, 4/11/25	(e) (i)	Sovereign	€1,028	1,252	1,267
Egypt Government International Bond, 3.9%, 2/16/26	(h)	Sovereign	$240	240	235
Egypt Government International Bond, 5.6%, 4/16/30	(i)	Sovereign	€560	674	660
Petroleos Mexicanos, 6.9%, 10/16/25	(i)	Oil & Gas	$355	391	391
Petroleos Mexicanos, 6.5%, 1/23/27	(i)	Oil & Gas	2,679	2,638	2,849
Petroleos Mexicanos, 6.8%, 1/23/30	(i)	Oil & Gas	5,208	5,290	5,439
Petroleos Mexicanos, 6.5%, 3/13/27	(i)	Oil & Gas	2,842	2,916	3,013
Provincia de Buenos Aires/Argentina, 4.0%, 5/15/35	(m)	Provincial	750	388	305
Provincia de Buenos Aires/Government Bond, 5.4%, 1/20/23		Provincial	€300	—	158
Provincia de Buenos Aires/Government Bond, 4.0%, 5/15/35	(m)	Provincial	1,000	488	451
Provincia de Buenos Aires/Government Bond, 9.1%, 3/16/24	(m)	Provincial	$500	—	245

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2021

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Turkiye Ihracat Kredi Bankasi A/S, 5.8%, 7/6/26	(h)	Sovereign	$200	$199	$200
Total Emerging Markets Debt				18,202	18,587

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost(b)	Fair Value(c)
Preferred Equity—0.3%
Verscend Technologies, Inc., 12.3%	(f)	Commercial Services	200	194	207
WESCO International, Inc., 10.6%, 6/22/25	(i) (k) (l)	Distribution/Wholesale	36,125	1,117	1,121
Total Preferred Equity				1,311	1,328

Common Equity—1.7%
Aquadrill, LLC		Oil & Gas	11,870	339	377
ATD New Holdings, Inc.	(m)	Commercial Services	2,946	54	180
California Resources Corp.	(m)	Oil & Gas	60,762	709	1,708
California Resources Corp., Warrants	(m)	Oil & Gas	1,750	6	9
Frontier Communications, Inc.	(m)	Telecommunications	19,813	487	593
Hexion Holdings Corp., Class B	(i) (m)	Chemicals	17,363	217	342
Hexion Holdings Corp., Warrants		Chemicals	19,202	253	377
Noble Corp.		Oil & Gas	11,726	159	261
Quorum Health Corp.	(f)	Healthcare-Services	48,950	492	578
Quorum Litigation Trust, Initial Funding	(f)	Healthcare-Services	157,000	—	—
Quorum Litigation Trust, Units	(f)	Healthcare-Services	2,399	2	2
Solocal Group	(m)	Internet	492,144	1,566	930
Superior Energy Equity New 144A	(h)	Oil & Gas	1,228	2	49
Superior Energy Equity New Sec 1145		Oil & Gas	26,438	676	1,051
UTEX Industries Inc.		Miscellaneous Manufacturing	8,041	240	354
UTEX Industries Inc., Warrants	(f)	Miscellaneous Manufacturing	2,245	2	9
Valaris, Ltd.	(m)	Oil & Gas	551	9	15
Total Common Equity				5,213	6,835
TOTAL INVESTMENTS—114.8%				$439,965	453,572
LIABILITIES IN EXCESS OF OTHER ASSETS—(14.8)%(p)					(58,630)
NET ASSETS—100.0%					$394,942

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2021

(in thousands, except share amounts)

Shares outstanding at period end (Class A)	715,868

Net asset value per common share at period end (Class A)	$13.49

Shares outstanding at period end (Class I)	18,789,907

Net asset value per common share at period end (Class I)	$13.53

Shares outstanding at period end (Class T)	219,758

Net asset value per common share at period end (Class T)	$13.52

Shares outstanding at period end (Class U)	8,846,773

Net asset value per common share at period end (Class U)	$13.47

Shares outstanding at period end (Class U-2)	649,057

Net asset value per common share at period end (Class U-2)	$13.56

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2021

(in thousands, except share amounts)

Investments Sold Short

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Proceeds	Fair Value(c)
U.S. Treasury Sold Short—(0.1)%
U.S. Treasury Bond, 1.3%, 5/15/2050		Sovereign	$(346)	$(323)	$(295)
U.S. Treasury Note, 0.6%, 8/15/2030		Sovereign	(196)	(192)	(186)
Total U.S. Treasury Sold Short				(515)	(481)
Total Investments Sold Short				$(515)	$(481)

Forward Foreign Currency Exchange Contracts

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	8/2/21	EUR	180	USD	213	$—	$—
JPMorgan Chase Bank, N.A.	8/2/21	EUR	170	USD	202	—	—
JPMorgan Chase Bank, N.A.	8/2/21	USD	1,186	EUR	1,000	—	—
JPMorgan Chase Bank, N.A.	12/15/21	EUR	2,960	USD	3,593	—	71
JPMorgan Chase Bank, N.A.	12/15/21	MXN	8,225	USD	404	1	—
JPMorgan Chase Bank, N.A.	12/15/21	USD	535	EUR	450	—	—
JPMorgan Chase Bank, N.A.	12/15/21	USD	2,890	EUR	2,443	—	16
JPMorgan Chase Bank, N.A.	12/15/21	USD	423	EUR	345	12	—
JPMorgan Chase Bank, N.A.	12/15/21	USD	398	EUR	325	12	—
JPMorgan Chase Bank, N.A.	12/15/21	USD	275	GBP	194	5	—
JPMorgan Chase Bank, N.A.	12/15/21	USD	945	GBP	666	18	—
JPMorgan Chase Bank, N.A.	12/15/21	USD	335	GBP	236	7	—
JPMorgan Chase Bank, N.A.	12/15/21	USD	401	MXN	8,225	—	5
State Street Bank and Trust Company	12/15/21	USD	3,425	EUR	2,794	101	—
State Street Bank and Trust Company	12/15/21	USD	1,070	EUR	873	32	—
State Street Bank and Trust Company	12/15/21	USD	773	EUR	631	23	—
State Street Bank and Trust Company	12/15/21	USD	552	EUR	450	16	—
State Street Bank and Trust Company	12/15/21	USD	650	GBP	459	12	—
State Street Bank and Trust Company	12/15/21	USD	230	GBP	162	4	—
State Street Bank and Trust Company	12/15/21	USD	4,088	GBP	2,882	81	—
State Street Bank and Trust Company	12/15/21	USD	235	GBP	166	5	—
State Street Bank and Trust Company	12/15/21	USD	348	GBP	245	7	—
Total Forward Foreign Currency Exchange Contracts						$336	$92

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount		Unrealized Appreciation	Unrealized Depreciation
Interest Rate Futures
Euro-Bund	3	Short	9/8/21	USD	628	$—	$—
Long Gilt	8	Short	9/28/21	USD	1,442	—	1
Total Interest Rate Futures Contracts						$—	$1

Cross-Currency Swaps

Counterparty	Fund Pays	Fund Receives	Notional Amount of Currency Delivered	Notional Amount of Currency Received	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.0775%)	3 Month USD LIBOR	EUR 4,796	USD 5,668	10/26/22	Quarterly	$(26)	$—	$26
JPMorgan Chase Bank, N.A.	3 Month GBP LIBOR plus a spread of 0.01%	3 Month USD LIBOR	GBP 1,658	USD 2,167	10/29/22	Quarterly	(140)	—	140
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.11%)	3 Month USD LIBOR	EUR 5,456	USD 6,025	11/12/21	Quarterly	(434)	—	434

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2021

(in thousands, except share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount of Currency Delivered	Notional Amount of Currency Received	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.92625%)	3 Month USD LIBOR	EUR 8,280	USD 10,075	1/13/23	Quarterly	$262	$262	$—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.07%)	3 Month USD LIBOR	EUR 1,561	USD 1,842	11/16/22	Quarterly	(7)	—	7
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.0175%)	3 Month USD LIBOR	GBP 2,228	USD 3,103	3/12/23	Quarterly	26	26	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.085%)	3 Month USD LIBOR	EUR 1,744	USD 2,077	3/23/23	Quarterly	10	10	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.1435%)	3 Month USD LIBOR	EUR 1,977	USD 2,249	12/3/23	Quarterly	(89)	—	89
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.0175%)	3 Month USD LIBOR	EUR 494	USD 547	9/16/21	Quarterly	(39)	—	39
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.33375%)	3 Month USD LIBOR	EUR 347	USD 418	1/26/23	Quarterly	8	8	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.33375%)	3 Month USD LIBOR	EUR 1,209	USD 1,455	1/26/23	Quarterly	27	27	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.0677%)	3 Month USD LIBOR	EUR 4,618	USD 5,472	7/6/23	Quarterly	(5)	—	5
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.195%)	3 Month USD LIBOR	EUR 794	USD 914	10/5/23	Quarterly	(25)	—	25
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.2335%)	3 Month USD LIBOR	EUR 464	USD 541	6/1/23	Quarterly	(7)	—	7
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.16375%)	3 Month USD LIBOR	EUR 4,212	USD 4,909	7/20/23	Quarterly	(78)	—	78
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.19%)	3 Month USD LIBOR	EUR 720	USD 818	8/20/23	Quarterly	(33)	—	33
Total Cross-Currency Swaps							$(550)	$333	$883

Interest Rate Swaps

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	1.06%	3 Month LIBOR	USD 357	9/12/26	Semi-Annually	$(4)	$—	$4
Goldman Sachs International	1.16%	3 Month LIBOR	USD 256	8/19/28	Semi-Annually	(2)	—	2
Goldman Sachs International	1.37%	3 Month LIBOR	USD 259	9/12/28	Semi-Annually	(6)	—	6
Goldman Sachs International	1.48%	3 Month LIBOR	USD 185	8/19/31	Semi-Annually	(4)	—	4
Goldman Sachs International	1.64%	3 Month LIBOR	USD 187	9/12/31	Semi-Annually	(6)	—	6
Goldman Sachs International	1.90%	3 Month LIBOR	USD 73	8/19/51	Semi-Annually	(5)	—	5
Goldman Sachs International	1.98%	3 Month LIBOR	USD 75	9/12/51	Semi-Annually	(6)	—	6
Goldman Sachs International	0.83%	3 Month LIBOR	USD 375	8/19/26	Semi-Annually	(1)	—	1
Goldman Sachs International	0.80%	12 Month SONIA	GBP 843	7/12/31	Annually	21	21	—
Total Interest Rate Swaps						$(13)	$21	$34

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2021

(in thousands, except share amounts)

Total Return Debt Swaps(f)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	San Antonio Housing Finance Corporation Multifamily Housing Revenue Bonds (Artisan at Salado Heights, 5.80%, 5/1/50), Series 2006	USD 700	12/1/23	Monthly	$22	$22	$—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Texas Department of Housing and Community Affairs Multifamily Housing Revenue Bonds (Santora Villas Apartments, 5.80%, 5/1/47), Series 2007	USD 619	6/1/24	Monthly	13	13	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	City of Los Angeles Multifamily Housing Revenue Bonds (Windward Preservation Apartments, 5.85%, 10/1/44), Series 2006C	USD 403	6/1/23	Monthly	6	6	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	Sacramento Housing Authority Multifamily Revenue Bonds (Willow Glen Apartments, 5.75%, 4/1/56), Series 2007F	USD 247	12/1/24	Monthly	4	4	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Louisiana Housing Finance Agency Multifamily Housing Revenue Bonds (The Crossings Apartments, 6.15%, 5/1/48) Series 2006	USD 374	6/1/23	Monthly	2	2	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	California Statewide Communities Development Authority Multifamily Housing Revenue Bonds (Parkview Senior Apartments Project, 5.75%, 2/1/49), Series 2005U	USD 178	9/1/22	Monthly	(1)	—	1
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	California Statewide Communities Development Authority Multifamily Housing Revenue Bonds (La Mission Village Apartments Project, 5.75%, 5/1/49), Series 2006Q	USD 223	6/1/23	Monthly	(1)	—	1
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	District of Columbia Housing Finance Agency Multifamily Housing Revenue Bonds (Carver Apartments Project, 5.88%, 10/1/49), Series 2006	USD 369	6/1/23	Monthly	(1)	—	1
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Massachusetts Development Finance Agency Housing Revenue Bonds (East Canton Apartments Project, 5.90%, 5/1/55) Series 2006A	USD 587	12/1/23	Monthly	(2)	—	2

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2021

(in thousands, except share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	California Statewide Communities Development Authority Multifamily Housing Revenue Bonds (Rose of Sharon Senior Homes, 5.85%, 3/1/45) Series 2006PP	USD 273	9/1/23	Monthly	$(3)	$—	$3
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	District of Columbia Housing Finance Agency Multifamily Housing Revenue Bonds (Galen Terrace Apartments Project, 6.00%, 2/1/49), Series 2006	USD 221	3/1/22	Monthly	(4)	—	4
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	San Antonio Housing Finance Corporation Multifamily Housing Revenue Bonds (Costa Miranda Apartments Project, 6.10%, 10/1/50), Series 2006	USD 601	12/1/23	Monthly	(6)	—	6
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	City of Los Angeles Multifamily Housing Revenue Bonds (Lexington Preservation Apartments, 6.50%, 9/1/43), Series 2005D	USD 439	6/1/22	Monthly	(10)	—	10
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	South Carolina State Housing Finance and Development Authority Multifamily Housing Revenue Bonds (Wyndham Pointe Apartments Project, 6.60%, 9/1/48), Series 2004	USD 362	12/1/21	Monthly	(10)	—	10

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2021

(in thousands, except share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	San Antonio Housing Finance Corporation Multifamily Housing Revenue Bonds (The Villas at Costa Cadiz, 6.50%, 1/1/49), Series 2004	USD 409	12/1/21	Monthly	$(18)	$—	$18
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Texas Department of Housing and Community Affairs Multifamily Housing Revenue Bonds (Churchill at Pinnacle Park, 6.55%, 7/1/44), Series 2004	USD 494	9/1/21	Monthly	(24)	—	24
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Houston Housing Finance Corporation Multifamily Housing Revenue Bonds (Kensington Place Apartments, 6.50%, 2/1/48), Series 2004	USD 631	9/1/21	Monthly	(33)	—	33
Total Total Return Debt Swaps						$(66)	$47	$113

(a)	Security may be an obligation of one or more entities affiliated with the named company.

(b)	Denominated in U.S. dollars unless otherwise noted.

(c)	Fair value is determined by the board of trustees of FS Credit Income Fund (the “Fund”). For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent audited financial statements.

(d)	Certain variable rate securities in the Fund’s portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of July 31, 2021, the three-month and six-month London Interbank Offered Rate (“LIBOR” or “L”) was 0.12% and 0.15%, respectively, the three-month and six-month Euro Interbank Offered Rate (“EURIBOR” or “E”) was (0.54)% and (0.52)%, respectively, the three-month GBP London Interbank Offered Rate (“GBP LIBOR”) was 0.07%, the SIFMA Municipal Swap Index was 0.02%, and the Sterling Overnight Index Average (“SONIA”) was 0.05%.

(e)	Position or portion thereof unsettled as of July 31, 2021.

(f)	Security is classified as Level 3 in the Fund’s fair value hierarchy (See Notes to Unaudited Schedule of Investments).

(g)	Security is an unfunded commitment. The stated rate reflects the spread disclosed at the time of commitment and may not indicate the actual rate received upon funding.

(h)	Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $242,272, which represents approximately 61.3% of net assets as of July 31, 2021.

(i)	Security or portion thereof is pledged as collateral supporting the amounts outstanding under the prime brokerage facility with BNP Paribas Prime Brokerage International, Ltd. (“BNP”). Securities may be rehypothecated from time to time as permitted under Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to terms and conditions governing the prime brokerage facility with BNP. As of July 31, 2021, there were no securities rehypothecated by BNP.

(j)	Security is in default.

(k)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2021.

(l)	The security has a perpetual maturity; the date displayed is the next call date.

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2021

(in thousands, except share amounts)

(m)	Security is non-income producing.

(n)	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(o)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(p)	Includes the effect of investments sold short, forward foreign currency exchange contracts, futures contracts, and swap contracts.

CDO	- Collateralized Debt Obligation

EUR	- Euro

EURIBOR	- Euro Interbank Offered Rate

FRN	- Floating Rate Note

GBP	- British Pound

LIBOR	- London Interbank Offered Rate

MXN	- Mexican Peso

PIK	- Payment In Kind

SIFMA	- Securities Industry and Financial Markets Association

SONIA	- Sterling Overnight Index Average Rate

USD	- U.S. Dollar

See notes to unaudited schedule of investments.

FS Credit Income Fund

Notes to Unaudited Schedule of Investments

As of July 31, 2021

(in thousands)

Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited financial statements contained in its annual report for the fiscal year ended October 31, 2020.

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of July 31, 2021:

	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Senior Secured Loans—First Lien	$55,801	$56,332	12%
Senior Secured Loans—Second Lien	5,317	5,484	1%
Senior Secured Bonds	70,552	72,228	16%
Unsecured Bonds	149,810	154,926	34%
Municipal Bonds	6,390	8,032	2%
Collateralized Loan Obligation (CLO) / Structured Credit	119,946	122,194	27%
Convertible Bonds	7,423	7,626	2%
Emerging Markets Debt	18,202	18,587	4%
Preferred Equity	1,311	1,328	0%
Common Equity	5,213	6,835	2%
Total	$439,965	$453,572	100%

(1) Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.

As of July 31, 2021, the Fund did not “control” any of its portfolio companies and was not an “affiliated person” of any of its portfolio companies, each as defined in the 1940 Act.

The Fund’s investment portfolio may contain loans and other unfunded arrangements that are in the form of lines of credit or revolving credit facilities, or other investments, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying agreements. As of July 31, 2021, the Fund had unfunded commitments of $2,549. Such unfunded commitments have a fair value representing unrealized appreciation (depreciation) of $0. The Fund maintains sufficient cash on hand, available borrowings and liquid securities to fund any unfunded commitments should the need arise.

FS Credit Income Fund

Notes to Unaudited Schedule of Investments (continued)

As of July 31, 2021

(in thousands)

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of July 31, 2021:

Industry Classification	Fair Value	Percentage of Portfolio
USD CLO	$83,263	18%
Oil & Gas	45,645	10%
Telecommunications	33,520	7%
EUR CLO	27,775	6%
Media Entertainment	27,057	6%
Leisure Time	16,546	4%
Healthcare-Services	15,196	3%
Pharmaceuticals	14,019	3%
Entertainment	12,019	3%
Diversified Financial Services	11,404	2%
Electric	11,126	2%
Retail	10,423	2%
Oil & Gas Services	10,034	2%
Software	9,360	2%
Internet	8,473	2%
GBP CLO	8,102	2%
Municipal	8,032	2%
Chemicals	7,228	2%
Real Estate Investment Trusts	7,010	2%
Other	87,340	20%
Total	$453,572	100%

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances.

The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

FS Credit Income Fund

Notes to Unaudited Schedule of Investments (continued)

As of July 31, 2021

(in thousands)

As of July 31, 2021, the Fund’s investments and derivatives were categorized as follows in the fair value hierarchy:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Secured Loans—First Lien	$—	$56,332	$—	$56,332
Senior Secured Loans—Second Lien	—	5,484	—	5,484
Senior Secured Bonds	—	72,228	—	72,228
Unsecured Bonds	—	154,095	831	154,926
Collateralized Loan Obligation (CLO) / Structured Credit	1,009	119,351	1,834	122,194
Convertible Bonds	—	7,626	—	7,626
Municipal Bonds	—	8,032	—	8,032
Emerging Markets Debt	—	18,587	—	18,587
Preferred Equity	1,121	—	207	1,328
Common Equity	4,529	1,717	589	6,835
Total Investments	6,659	443,452	3,461	453,572

Forward Foreign Currency Exchange Contracts	—	336	—	336
Cross-Currency Swaps	—	333	—	333
Interest Rate Swaps	—	21	—	21
Total Return Debt Swaps	—	—	47	47
Total Assets	$6,659	$444,142	$3,508	$454,309

Liability Description	Level 1	Level 2	Level 3	Total
U.S. Treasury Sold Short	$—	$(481)	$—	$(481)
Forward Foreign Currency Exchange Contracts	—	(92)	—	(92)
Short Futures	(1)	—	—	(1)
Cross-Currency Swaps	—	(883)	—	(883)
Interest Rate Swaps	—	(34)	—	(34)
Total Return Debt Swaps	—	—	(113)	(113)
Total Liabilities	$(1)	$(1,490)	$(113)	$(1,604)

The following is a reconciliation for the nine months ended July 31, 2021 of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Senior Secured Loans— First Lien	Senior Secured Loans— Second Lien	Unsecured Bonds	Collateralized Loan Obligation (CLO)/ Structured Credit	Preferred Equity	Common Equity	Total
Fair value at beginning of period	$2,798	$694	$829	$2,475	$208	$527	$7,531
Accretion of discount (amortization of premium)	—	—	—	1	—	—	1
Realized gain (loss)	(9)	7	—	96	—	—	94
Net change in unrealized appreciation (depreciation)	—	—	2	59	(1)	63	123
Purchases	223	—	—	498	—	4	725
Sales	(512)	(701)	—	(1,295)	—	—	(2,508)
Net transfers in or out of Level 3	(2,500)	—	—	—	—	(5)	(2,505)
Fair value at end of period	$—	$—	$831	$1,834	$207	$589	$3,461
The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$—	$—	$2	$90	$(1)	$63	$154

FS Credit Income Fund

Notes to Unaudited Schedule of Investments (continued)

As of July 31, 2021

(in thousands)

The following is a reconciliation for the nine months ended July 31, 2021 of the total return debt swaps for which significant unobservable inputs (Level 3) were used in determining fair value:

Fair value at beginning of period	$(40)
Accretion of discount (amortization of premium)	—
Realized gain (loss)	244
Net change in unrealized appreciation (depreciation)	(26)
Sales and repayments	(244)
Net transfers in or out of Level 3	—
Fair value at end of period	$(66)

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$(26)